UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number: 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

261 North University Drive

Suite 520

Plantation, FL 33324

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2024

Date of reporting period: November 30, 2023

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1) is attached hereto.

Semi-Annual Report 2023

COMMUNITY CAPITAL TRUST

November 30, 2023

CCM COMMUNITY IMPACT BOND FUND (THE “FUND”)

The CCM Community Impact Bond Fund	1

TABLE OF CONTENTS

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	54
Statement of Operations	55
Statements of Changes in Net Assets	56
Financial Highlights	58
Notes to Financial Statements	61
Liquidity Risk Management Program	76

2	The CCM Community Impact Bond Fund

Fund Profile November 30, 2023

Top Ten Holdings*
(% of Net Assets)
FNMA, 10/01/2053	1.22%
Prologis, 01/15/2033	1.06%
U.S. Treasury Notes, 01/31/2030	1.05%
U.S. Treasury Notes, 10/31/2030	1.03%
Bank of America Corp., 11/10/2028	0.97%
U.S. Treasury Notes, 08/15/2033	0.95%
Comcast Corp., 02/15/2033	0.80%
Alphabet, 08/15/2030	0.79%
American Express, 05/03/2029	0.79%
U.S. Treasury Notes, 11/15/2033	0.76%
9.42%

*	Excludes Short-Term Investments.

Asset Allocation
(% of Net Assets)
Bank Deposit	1.33%
Communication Services	1.66%
Consumer Discretionary	0.68%
Consumer Staples	0.40%
FGLMC Single Family	1.54%
FHA Project Loans	0.16%
FHLMC Single Family	7.12%
FHMS Multifamily	4.44%
Financials	7.33%
FNMA Multifamily	10.30%
FNMA Single Family	24.48%
FRESB Multifamily Mortgage Pass-Through Certificates	0.45%
GNMA Multifamily	11.98%
GNMA Single Family	0.43%
Government-Related	0.09%
HUD	0.01%
Information Technology	0.64%
Money Market Fund	0.50%
Municipal Bonds	11.70%
Non-Agency CMBS	0.45%
Other Asset-Backed Securities	4.59%
Real Estate	1.23%
Small Business Administration	0.55%
Small Business Administration Participation Certificates	0.78%
Small Business Investment Company Certificates	0.51%
Tennessee Valley Authority	0.37%
U.S. Treasury Notes	6.25%
Liabilities in Excess of Other Assets	0.03%
100.00%

(Unaudited)	3

Expenses November 30, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as wire fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2023 and held for the six-month period ended November 30, 2023.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period* June 1, 2023 Through November 30, 2023
Actual	CRA Shares	$1,000.00	$989.70	$4.43
	Institutional Shares	1,000.00	992.00	2.14
	Retail Shares	1,000.00	990.20	3.93
Hypothetical	CRA Shares	$1,000.00	$1,020.55	$4.50
(5% return	Institutional Shares	1,000.00	1,022.85	2.17
before expenses)	Retail Shares	1,000.00	1,021.05	3.99

*    Expenses are equal to the annualized expense ratio of 0.88%, 0.43% and 0.78% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (1.03)%, (0.80)% and (0.98)% for the period June 1, 2023 to November 30, 2023 for CRA Shares, Institutional Shares and Retail Shares, respectively.

4	The CCM Community Impact Bond Fund

Schedule of Investments November 30, 2023

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 63.12%
FGLMC Single Family - 1.54%
Pool Q16506, 3.00%, 02/01/2043	$13,583	$12,249
Pool Q40627, 3.00%, 05/01/2046	1,878,979	1,640,600
Pool Q41877, 3.00%, 07/01/2046	994,039	865,451
Pool Q43158, 3.00%, 09/01/2046	597,508	519,909
Pool Q44344, 3.00%, 11/01/2046	191,992	167,397
Pool Q44395, 3.00%, 11/01/2046	1,307,048	1,129,855
Pool Q45623, 3.00%, 01/01/2047	2,653,665	2,303,355
Pool Q07121, 3.50%, 04/01/2042	22,320	20,831
Pool Q07398, 3.50%, 04/01/2042	40,049	36,677
Pool Q37430, 3.50%, 11/01/2045	71,911	64,868
Pool Q38376, 3.50%, 01/01/2046	574,706	519,626
Pool Q39359, 3.50%, 03/01/2046	962,618	868,764
Pool Q40641, 3.50%, 05/01/2046	341,030	308,064
Pool Q45628, 3.50%, 01/01/2047	2,106,625	1,902,140
Pool Q47221, 3.50%, 03/01/2047	430,008	388,800
Pool Q48279, 3.50%, 05/01/2047	613,337	550,472
Pool Q49035, 3.50%, 06/01/2047	403,499	361,724
Pool Q49605, 3.50%, 07/01/2047	220,323	198,115
Pool Q50514, 3.50%, 08/01/2047	29,952	27,207
Pool Q50393, 3.50%, 09/01/2047	1,283,541	1,151,224
Pool Q50943, 3.50%, 09/01/2047	243,836	221,480
Pool Q51685, 3.50%, 10/01/2047	854,070	766,555
Pool V83539, 3.50%, 10/01/2047	831,197	751,202
Pool Q52610, 3.50%, 11/01/2047	1,192,166	1,070,888
Pool V83815, 3.50%, 12/01/2047	656,232	588,448
Pool Q53325, 3.50%, 01/01/2048	753,278	674,844
Pool Q54012, 3.50%, 01/01/2048	960,309	860,517
Pool Q54511, 3.50%, 02/01/2048	1,161,642	1,042,131
Pool Q54585, 3.50%, 02/01/2048	547,920	494,012
Pool Q54876, 3.50%, 03/01/2048	319,748	286,450
Pool Q55002, 3.50%, 03/01/2048	1,200,076	1,071,528
Pool Q62396, 3.50%, 04/01/2049	113,511	101,589
Pool Q39374, 4.00%, 03/01/2046	47,632	44,323
Pool Q47223, 4.00%, 03/01/2047	243,471	226,452
Pool Q47775, 4.00%, 04/01/2047	644,840	599,764
Pool Q48287, 4.00%, 05/01/2047	842,353	783,039
Pool Q48819, 4.00%, 06/01/2047	1,246,191	1,158,882
Pool Q49040, 4.00%, 06/01/2047	1,520,305	1,413,792
Pool Q49606, 4.00%, 07/01/2047	1,018,104	946,298
Pool Q49898, 4.00%, 08/01/2047	200,213	186,611
Pool Q50396, 4.00%, 08/01/2047	43,942	40,870
Pool Q50397, 4.00%, 08/01/2047	1,225,527	1,138,598
Pool Q50951, 4.00%, 09/01/2047	619,031	574,890
Pool Q51686, 4.00%, 10/01/2047	529,687	492,165
Pool V83540, 4.00%, 10/01/2047	235,380	219,390
Pool Q53883, 4.00%, 01/01/2048	442,918	411,342
Pool Q54464, 4.00%, 02/01/2048	341,554	318,389
Pool Q54586, 4.00%, 02/01/2048	1,619,798	1,505,836
Pool Q54877, 4.00%, 02/01/2048	411,917	382,935
Pool Q55004, 4.00%, 03/01/2048	419,775	389,847
Pool Q55631, 4.00%, 04/01/2048	1,202,783	1,117,599

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
Pool Q56253, 4.00%, 05/01/2048	$755,881	$702,466
Pool Q56469, 4.00%, 06/01/2048	414,819	385,245
Pool Q56900, 4.00%, 06/01/2048	625,116	581,623
Pool Q57029, 4.00%, 07/01/2048	405,357	376,458
Pool Q57388, 4.00%, 07/01/2048	463,478	430,432
Pool Q57694, 4.00%, 08/01/2048	335,597	311,668
Pool Q58271, 4.00%, 09/01/2048	365,105	338,864
Pool Q58366, 4.00%, 09/01/2048	126,058	117,815
Pool Q58774, 4.00%, 10/01/2048	595,028	553,624
Pool Q59058, 4.00%, 10/01/2048	392,564	364,821
Pool Q59686, 4.00%, 11/01/2048	202,757	188,958
Pool Q60213, 4.00%, 12/01/2048	561,442	520,452
Pool Q60598, 4.00%, 01/01/2049	305,285	283,079
Pool Q61151, 4.00%, 01/01/2049	347,383	322,600
Pool Q61387, 4.00%, 02/01/2049	438,854	406,546
Pool Q61800, 4.00%, 03/01/2049	762,061	705,526
Pool Q61986, 4.00%, 03/01/2049	917,026	848,475
Pool Q62397, 4.00%, 04/01/2049	444,638	411,400
Pool A91363, 4.50%, 03/01/2040	73,580	70,694
Pool A91756, 4.50%, 03/01/2040	85,247	82,395
Pool A93467, 4.50%, 08/01/2040	70,556	67,603
Pool Q01597, 4.50%, 05/01/2041	121,894	116,968
Pool Q02377, 4.50%, 07/01/2041	128,552	124,406
Pool Q47624, 4.50%, 04/01/2047	397,839	381,046
Pool Q48294, 4.50%, 05/01/2047	171,587	164,998
Pool Q49044, 4.50%, 07/01/2047	614,962	590,139
Pool Q49608, 4.50%, 07/01/2047	201,568	192,599
Pool Q49902, 4.50%, 08/01/2047	85,337	81,540
Pool Q55774, 4.50%, 04/01/2048	337,626	322,544
Pool Q56476, 4.50%, 05/01/2048	392,856	377,294
Pool Q56906, 4.50%, 06/01/2048	909,166	870,430
Pool Q57389, 4.50%, 07/01/2048	530,829	507,335
Pool Q57906, 4.50%, 08/01/2048	1,029,504	983,191
Pool Q58775, 4.50%, 09/01/2048	898,700	857,864
Pool Q59454, 4.50%, 11/01/2048	103,342	98,607
Pool Q60215, 4.50%, 11/01/2048	468,127	446,855
Pool A92906, 5.00%, 07/01/2040	240,859	236,774
Pool A56707, 5.50%, 01/01/2037	55,337	56,253
Pool A58653, 5.50%, 03/01/2037	48,143	48,940
Pool A68746, 5.50%, 10/01/2037	119,116	121,090
Pool A76192, 5.50%, 04/01/2038	129,079	130,070
Pool A76444, 5.50%, 04/01/2038	94,460	95,186
Pool A78742, 5.50%, 06/01/2038	373,357	379,528
Pool G06072, 6.00%, 06/01/2038	136,039	140,250
Pool G06073, 6.50%, 10/01/2037	376,600	394,208
		48,706,853

FHA Project Loans - 0.16%
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,244,839	5,002,229
Pool 034-A35271, 6.95%, 06/01/2035 (a)	84,882	83,861
		5,086,090

FHLMC Single Family - 7.12%
Pool QN8332, 2.00%, 11/01/2036	281,132	248,299
Pool QB3154, 2.00%, 09/01/2050	2,561,453	2,005,680
Pool QB3835, 2.00%, 09/01/2050	2,847,300	2,229,510

The accompanying notes are an integral part of the financial statements.

6	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QB3978, 2.00%, 09/01/2050	$3,203,862	$2,508,705
Pool RA3677, 2.00%, 09/01/2050	1,728,055	1,353,136
Pool QB4065, 2.00%, 10/01/2050	1,090,369	852,959
Pool QB4506, 2.00%, 10/01/2050	2,679,613	2,098,201
Pool QB5044, 2.00%, 11/01/2050	2,424,323	1,898,304
Pool QB5903, 2.00%, 11/01/2050	1,122,230	882,340
Pool QB6583, 2.00%, 12/01/2050	1,161,212	907,499
Pool QB7302, 2.00%, 01/01/2051	1,848,480	1,451,293
Pool QB8043, 2.00%, 01/01/2051	1,959,012	1,540,737
Pool QB8769, 2.00%, 02/01/2051	3,299,559	2,583,616
Pool QB9466, 2.00%, 03/01/2051	4,970,531	3,884,522
Pool RA4768, 2.00%, 03/01/2051	3,189,809	2,491,665
Pool RA4957, 2.00%, 03/01/2051	1,973,044	1,544,939
Pool QC0480, 2.00%, 04/01/2051	3,449,235	2,709,948
Pool QC1370, 2.00%, 04/01/2051	2,798,822	2,201,241
Pool RA5067, 2.00%, 04/01/2051	1,481,339	1,156,009
Pool QC3549, 2.00%, 06/01/2051	688,960	540,993
Pool RA5570, 2.00%, 07/01/2051	1,669,858	1,301,232
Pool RA5594, 2.00%, 07/01/2051	1,310,661	1,022,802
Pool QC5139, 2.00%, 08/01/2051	3,837,684	3,008,283
Pool QC6098, 2.00%, 08/01/2051	1,327,227	1,039,404
Pool RA5698, 2.00%, 08/01/2051	2,198,608	1,712,431
Pool QC6906, 2.00%, 09/01/2051	2,500,457	1,959,863
Pool QC8223, 2.00%, 10/01/2051	2,603,899	2,047,191
Pool QC9420, 2.00%, 10/01/2051	1,600,044	1,259,931
Pool RA6095, 2.00%, 10/01/2051	2,040,339	1,598,772
Pool SD8172, 2.00%, 10/01/2051	12,542,899	9,769,338
Pool QD1137, 2.00%, 11/01/2051	1,397,285	1,098,238
Pool QD2417, 2.00%, 12/01/2051	438,145	345,438
Pool QD5482, 2.00%, 01/01/2052	998,862	781,610
Pool QD6359, 2.00%, 02/01/2052	1,250,001	976,815
Pool QD7968, 2.00%, 02/01/2052	2,638,511	2,052,808
Pool SB8112, 2.50%, 07/01/2036	2,525,191	2,274,456
Pool RA2477, 2.50%, 04/01/2050	985,087	805,979
Pool RA2531, 2.50%, 05/01/2050	1,736,468	1,424,665
Pool RA2532, 2.50%, 05/01/2050	577,130	471,883
Pool RA2612, 2.50%, 05/01/2050	4,761,686	3,877,039
Pool QB0264, 2.50%, 06/01/2050	816,178	667,254
Pool QB0406, 2.50%, 06/01/2050	643,774	526,121
Pool QB0768, 2.50%, 07/01/2050	156,338	128,439
Pool QB0769, 2.50%, 07/01/2050	1,373,483	1,121,162
Pool QB0821, 2.50%, 07/01/2050	486,290	397,370
Pool QB1534, 2.50%, 07/01/2050	830,485	678,261
Pool QB1536, 2.50%, 07/01/2050	673,080	546,916
Pool QB1680, 2.50%, 07/01/2050	835,821	679,498
Pool RA3120, 2.50%, 07/01/2050	1,847,255	1,503,303
Pool QB2045, 2.50%, 08/01/2050	2,050,808	1,669,800
Pool QB2636, 2.50%, 08/01/2050	728,070	597,934
Pool QB2675, 2.50%, 08/01/2050	997,873	815,704
Pool QB2739, 2.50%, 08/01/2050	1,252,450	1,018,726
Pool RA3298, 2.50%, 08/01/2050	2,977,087	2,424,001
Pool RA3322, 2.50%, 08/01/2050	686,804	558,639
Pool RA3381, 2.50%, 08/01/2050	2,330,980	1,895,994
Pool QB3152, 2.50%, 09/01/2050	1,727,220	1,405,610
Pool QB3834, 2.50%, 09/01/2050	1,399,549	1,143,640

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool QB3976, 2.50%, 09/01/2050	$1,793,877	$1,466,048
Pool RA3545, 2.50%, 09/01/2050	715,363	581,159
Pool QB4066, 2.50%, 10/01/2050	751,481	617,728
Pool QB4507, 2.50%, 10/01/2050	2,149,307	1,753,774
Pool QB5042, 2.50%, 11/01/2050	3,988,419	3,239,578
Pool QB5904, 2.50%, 11/01/2050	1,711,887	1,396,307
Pool QC1163, 2.50%, 04/01/2051	1,273,949	1,037,890
Pool QC1953, 2.50%, 05/01/2051	1,612,667	1,322,340
Pool QC3550, 2.50%, 07/01/2051	2,449,426	1,997,437
Pool QC4341, 2.50%, 07/01/2051	1,347,031	1,097,000
Pool QC5136, 2.50%, 08/01/2051	2,620,754	2,134,304
Pool QC6096, 2.50%, 08/01/2051	2,058,963	1,674,444
Pool QC6907, 2.50%, 09/01/2051	1,025,408	833,352
Pool QC9422, 2.50%, 10/01/2051	1,823,987	1,493,334
Pool QD1136, 2.50%, 11/01/2051	1,500,649	1,224,935
Pool QD4139, 2.50%, 12/01/2051	749,755	618,714
Pool QD4141, 2.50%, 12/01/2051	1,157,771	947,884
Pool RA6478, 2.50%, 12/01/2051	8,750	7,095
Pool QD4132, 2.50%, 01/01/2052	1,694,139	1,379,670
Pool QD6358, 2.50%, 02/01/2052	741,230	604,222
Pool QD7966, 2.50%, 02/01/2052	1,113,336	902,881
Pool RA6794, 2.50%, 02/01/2052	1,148,103	930,845
Pool QD8214, 2.50%, 03/01/2052	713,583	584,223
Pool QA2069, 3.00%, 08/01/2049	485,320	418,876
Pool QA2173, 3.00%, 08/01/2049	441,681	378,465
Pool QA2405, 3.00%, 09/01/2049	332,938	284,459
Pool QA3109, 3.00%, 09/01/2049	694,537	598,364
Pool QA3562, 3.00%, 10/01/2049	699,304	598,457
Pool QA4231, 3.00%, 11/01/2049	1,523,394	1,303,762
Pool QA4780, 3.00%, 11/01/2049	514,819	439,530
Pool RA1773, 3.00%, 11/01/2049	910,508	779,335
Pool QA5579, 3.00%, 12/01/2049	1,078,869	923,215
Pool QA5721, 3.00%, 01/01/2050	1,129,953	967,049
Pool QA5900, 3.00%, 01/01/2050	383,636	329,738
Pool QA6535, 3.00%, 01/01/2050	976,285	836,327
Pool RA2089, 3.00%, 01/01/2050	496,195	422,695
Pool QA6834, 3.00%, 02/01/2050	468,843	402,793
Pool QA7417, 3.00%, 02/01/2050	1,039,621	886,266
Pool QA7634, 3.00%, 03/01/2050	1,253,855	1,073,444
Pool QA8482, 3.00%, 03/01/2050	1,485,307	1,268,973
Pool QB0265, 3.00%, 06/01/2050	246,071	209,466
Pool QB0757, 3.00%, 07/01/2050	644,127	548,104
Pool QB0816, 3.00%, 07/01/2050	469,650	399,206
Pool QB1681, 3.00%, 07/01/2050	514,639	440,653
Pool QB2046, 3.00%, 08/01/2050	1,298,727	1,104,487
Pool QB2674, 3.00%, 08/01/2050	1,217,404	1,038,581
Pool QB3153, 3.00%, 09/01/2050	1,420,175	1,208,028
Pool QD8209, 3.00%, 03/01/2052	1,282,283	1,085,559
Pool QE0361, 3.00%, 04/01/2052	311,543	263,980
Pool QE0366, 3.00%, 04/01/2052	761,524	650,682
Pool QE1667, 3.00%, 04/01/2052	1,054,539	892,104
Pool QE2155, 3.00%, 04/01/2052	1,110,676	939,236
Pool QE1714, 3.00%, 05/01/2052	1,586,066	1,341,252
Pool QE1717, 3.00%, 05/01/2052	1,355,057	1,158,418
Pool QA2070, 3.50%, 08/01/2049	426,845	381,830

The accompanying notes are an integral part of the financial statements.

8	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QA2301, 3.50%, 08/01/2049	$295,667	$264,117
Pool QA3110, 3.50%, 09/01/2049	479,946	427,737
Pool QA3982, 3.50%, 10/01/2049	242,083	215,648
Pool QA4885, 3.50%, 11/01/2049	400,131	356,273
Pool QA6536, 3.50%, 01/01/2050	670,312	598,204
Pool QA7418, 3.50%, 02/01/2050	501,842	446,817
Pool QE0367, 3.50%, 04/01/2052	393,132	345,567
Pool QE0369, 3.50%, 04/01/2052	999,245	888,819
Pool QE1713, 3.50%, 05/01/2052	2,040,010	1,809,646
Pool QE1715, 3.50%, 05/01/2052	4,121,876	3,620,573
Pool QE2624, 3.50%, 05/01/2052	973,974	856,095
Pool QE7181, 3.50%, 06/01/2052	818,616	718,198
Pool RA7611, 3.50%, 06/01/2052	1,737,693	1,532,437
Pool QA2406, 4.00%, 09/01/2049	248,909	232,291
Pool QA4064, 4.00%, 10/01/2049	287,978	265,314
Pool QE1708, 4.00%, 05/01/2052	2,069,107	1,891,574
Pool QE1709, 4.00%, 05/01/2052	948,502	864,936
Pool QE2611, 4.00%, 05/01/2052	1,328,217	1,206,917
Pool RA7612, 4.00%, 07/01/2052	2,195,482	1,993,824
Pool QF0536, 4.00%, 09/01/2052	357,714	326,111
Pool RA7570, 4.00%, 09/01/2052	839,983	762,829
Pool SD8244, 4.00%, 09/01/2052	18,104,068	16,439,322
Pool QF3781, 4.00%, 11/01/2052	357,871	325,762
Pool QF0540, 4.50%, 09/01/2052	1,038,196	972,820
Pool RA8057, 4.50%, 09/01/2052	374,915	351,295
Pool QF2487, 4.50%, 10/01/2052	904,468	850,464
Pool QF3782, 4.50%, 11/01/2052	877,033	821,696
Pool QF5327, 4.50%, 12/01/2052	1,074,989	1,007,661
Pool QG0426, 4.50%, 04/01/2053	1,015,654	951,319
Pool QG3359, 4.50%, 05/01/2053	850,743	799,441
Pool QF3779, 5.00%, 11/01/2052	3,030,169	2,920,003
Pool QF5326, 5.00%, 01/01/2053	1,105,285	1,068,535
Pool QF7077, 5.00%, 02/01/2053	493,536	475,294
Pool QG0421, 5.00%, 04/01/2053	2,112,882	2,049,357
Pool QG0424, 5.00%, 04/01/2053	2,736,474	2,642,211
Pool QG3332, 5.00%, 05/01/2053	1,305,170	1,256,506
Pool QG5425, 5.00%, 06/01/2053	2,154,083	2,081,215
Pool QG8430, 5.00%, 07/01/2053	800,338	771,480
Pool QH0480, 5.00%, 09/01/2053	236,731	228,107
Pool QF2486, 5.50%, 09/01/2052	1,372,187	1,355,564
Pool QF3780, 5.50%, 11/01/2052	2,750,258	2,714,601
Pool QF5328, 5.50%, 01/01/2053	1,412,537	1,399,708
Pool QF7080, 5.50%, 02/01/2053	1,133,559	1,121,142
Pool QG0437, 5.50%, 03/01/2053	875,469	863,326
Pool QG3342, 5.50%, 05/01/2053	858,483	846,499
Pool QG5427, 5.50%, 06/01/2053	626,290	623,391
Pool QG8431, 5.50%, 07/01/2053	922,495	912,061
Pool QH0481, 5.50%, 09/01/2053	656,431	647,268
Pool QH5152, 5.50%, 11/01/2053	534,207	526,447
Pool QF3783, 6.00%, 11/01/2052	1,373,353	1,379,387
Pool QF5743, 6.00%, 01/01/2053	1,245,812	1,254,210
Pool QF7079, 6.00%, 02/01/2053	1,038,858	1,044,214
Pool QG0436, 6.00%, 04/01/2053	2,176,485	2,184,847
Pool QG3340, 6.00%, 05/01/2053	1,310,935	1,319,324
Pool QG5437, 6.00%, 06/01/2053	1,275,613	1,289,215

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool QG8432, 6.00%, 07/01/2053	$656,483	$660,684
Pool QH0478, 6.00%, 09/01/2053	1,805,841	1,816,030
Pool QH5153, 6.00%, 11/01/2053	1,396,436	1,404,315
Pool QF5742, 6.50%, 01/01/2053	1,128,125	1,146,406
Pool QH5154, 6.50%, 11/01/2053	1,146,393	1,164,839
Pool QH5155, 7.00%, 11/01/2053	930,083	957,883
		225,382,420

FHMS Multifamily - 4.44%
Pool Q012, 0.58%, 08/25/2025	583,467	562,748
Pool KG03, 0.70%, 04/25/2029 (b)	1,380,178	1,203,805
Pool P003, 0.83%, 02/25/2031	5,095,751	4,291,750
Pool KG04, 0.85%, 06/25/2030	8,748,513	7,508,179
Pool K123, 0.93%, 06/25/2030	2,764,693	2,389,738
Pool K124, 0.96%, 08/25/2030	2,716,136	2,331,749
Pool Q012, 1.01%, 08/25/2030	4,599,960	3,974,694
Pool P009, 1.13%, 01/25/2031	20,206,809	17,510,313
Pool WA4405, 1.15%, 05/01/2027	2,170,871	2,016,040
Pool K131, 1.16%, 01/25/2031	3,830,080	3,255,843
Pool P011, 1.20%, 09/25/2031	510,268	444,843
Pool WN1107, 1.27%, 08/01/2026	10,500,000	9,484,333
Pool KG03, 1.30%, 06/25/2030 (b)	8,000,000	6,409,210
Pool WN1096, 1.46%, 01/01/2028	6,120,000	5,319,133
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,109,068
Pool K109, 1.56%, 04/25/2030	1,500,000	1,229,081
Pool Q014, 1.56%, 01/25/2036	2,554,177	1,999,741
Pool K741, 1.60%, 12/25/2027	20,000,000	17,652,650
Pool 2021-ML08, 1.88%, 07/25/2037	1,352,061	1,001,471
Pool WN0034, 1.94%, 04/01/2037	832,164	587,239
Pool K747, 2.05%, 11/25/2028 (b)	9,000,000	7,897,104
Pool K140, 2.29%, 07/25/2031	480,711	422,693
Pool K137, 2.35%, 11/25/2031 (b)	3,500,000	2,898,301
Pool KSG3, 2.65%, 05/25/2032 (b)	1,350,000	1,134,295
Pool K094, 2.70%, 04/25/2029	3,594,735	3,379,411
Pool P013, 2.85%, 02/25/2032 (b)	450,000	374,300
Pool WA4420, 3.10%, 02/01/2029	3,380,831	3,107,629
Pool K147, 3.39%, 02/25/2032 (b)	609,577	564,786
Pool KSG4, 3.40%, 08/25/2032 (b)	6,850,000	6,081,744
Pool K-F100, 5.50%, (SOFR30A+0.180%), 01/25/2028 (b)	3,059,630	3,008,598
Pool K-F122, 5.51%, (SOFR30A+0.190%), 09/25/2031 (b)	2,602,128	2,528,043
Pool F118, 5.52%, (SOFR30A+0.200%), 07/25/2028 (b)	1,469,735	1,443,056
Pool F116, 5.53%, (SOFR30A+0.210%), 06/25/2028 (b)	4,226,095	4,166,021
Pool F113, 5.55%, (SOFR30A+0.230%), 05/25/2028 (b)	2,654,130	2,611,310
Pool KF97, 5.57%, (SOFR30A+0.250%), 12/25/2030 (b)	2,287,818	2,244,812
Pool F105, 5.57%, (SOFR30A+0.250%), 02/25/2031 (b)	2,523,003	2,464,596
Pool KF131, 5.65%, (SOFR30A+0.330%), 01/25/2032 (b)	953,844	934,258
Pool KF133, 5.69%, (SOFR30A+0.370%), 02/25/2029 (b)	481,349	475,798
Pool K135, 5.69%, (SOFR30A+0.370%), 05/25/2029 (b)	460,797	455,799
Pool K136, 5.73%, (SOFR30A+0.410%), 04/25/2032 (b)	381,684	375,639
Pool Q017, 5.78%, (SOFR30A+0.460%), 04/25/2030 (b)	1,724,580	1,710,871
		140,560,692

FNMA Multifamily - 10.30%
Pool BS1200, 0.95%, 02/01/2028	3,314,048	2,813,389
Pool BS1201, 0.95%, 02/01/2028	6,746,103	5,726,957
Pool BS1033, 1.02%, 02/01/2028	7,077,976	6,031,038

The accompanying notes are an integral part of the financial statements.

10	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BS1139, 1.04%, 02/01/2028	$2,361,640	$2,026,666
Pool BL8108, 1.19%, 09/01/2032	2,784,771	2,115,960
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,093,135
Pool BL7892, 1.24%, 08/01/2030	6,041,782	4,867,689
Pool BL7247, 1.25%, 06/01/2030	2,927,402	2,377,687
Pool BL7686, 1.28%, 08/01/2030	2,780,781	2,247,691
Pool BL7010, 1.30%, 06/01/2030	9,915,025	8,031,753
Pool BL7898, 1.31%, 08/01/2032	8,100,000	6,033,043
Pool BL8103, 1.32%, 12/01/2030	6,756,256	5,422,501
Pool BL8000, 1.34%, 09/01/2030	4,940,000	3,927,590
Pool BL8013, 1.36%, 08/01/2035	4,121,413	2,929,976
Pool BL8014, 1.36%, 08/01/2035	3,805,831	2,705,623
Pool BS0025, 1.38%, 12/01/2030	7,491,133	6,045,074
Pool BS0596, 1.38%, 01/01/2031	200,000	158,333
Pool BL7636, 1.41%, 07/01/2032	1,100,000	837,975
Pool 2021-M1S, 1.43%, 12/25/2030 (b)	13,550,000	10,761,350
Pool BL7257, 1.44%, 06/01/2032	388,205	299,984
Pool BS1017, 1.45%, 02/01/2031	3,120,000	2,484,879
Pool BL9838, 1.48%, 12/01/2030	2,386,000	1,926,862
Pool BL6827, 1.50%, 06/01/2032	5,780,739	4,586,059
Pool BS1482, 1.61%, 03/01/2031	1,416,115	1,150,248
Pool BS0391, 1.63%, 01/01/2033	4,621,000	3,551,938
Pool BL7351, 1.65%, 07/01/2030	650,814	534,417
Pool BS0179, 1.67%, 01/01/2033	4,775,000	3,714,655
Pool BS4667, 1.71%, 03/01/2029	3,525,146	3,004,681
Pool BL7338, 1.81%, 07/01/2032	1,680,324	1,341,362
Pool BS1977, 1.85%, 05/01/2031	3,640,000	2,961,842
Pool BS2625, 1.89%, 07/01/2031	4,645,000	3,647,606
Pool BL6240, 1.94%, 03/01/2030	750,000	634,685
Pool BS1922, 2.03%, 05/01/2031	2,000,000	1,631,764
Pool BL6159, 2.06%, 03/01/2030	1,746,129	1,481,049
Pool 2022-M1S, 2.15%, 04/25/2032 (b)	2,500,000	2,009,858
Pool BL5261, 2.18%, 03/01/2030	1,846,017	1,591,706
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,257,013
Pool BL5452, 2.41%, 01/01/2030	3,249,842	2,845,111
Pool BL4589, 2.45%, 10/01/2029	6,142,051	5,418,318
Pool BL5265, 2.47%, 01/01/2030	756,849	665,782
Pool BS5218, 2.49%, 04/01/2032	5,777,000	4,799,119
Pool BL4134, 2.52%, 02/01/2034	640,183	526,709
Pool AN3584, 2.53%, 11/01/2028	964,357	867,449
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,132,526
Pool AN1428, 2.69%, 04/01/2026	532,558	505,717
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,232,743
Pool AN0876, 2.85%, 02/01/2026	1,273,433	1,216,496
Pool AM0414, 2.87%, 09/01/2027	511,679	475,599
Pool AN6823, 2.95%, 09/01/2029	2,416,587	2,189,335
Pool AN8458, 2.97%, 02/01/2025	4,679,123	4,548,841
Pool AN5536, 2.97%, 05/01/2027	3,035,048	2,851,760
Pool BL2741, 2.97%, 06/01/2029	3,225,785	2,941,790
Pool AN6926, 3.00%, 11/01/2032	931,641	813,125
Pool BL4558, 3.00%, 11/01/2035	805,903	670,961
Pool AN7354, 3.03%, 11/01/2027	2,485,260	2,316,863
Pool AN5273, 3.06%, 05/01/2027	375,181	353,510
Pool AN5758, 3.09%, 06/01/2027	1,394,276	1,313,168
Pool BL2603, 3.10%, 05/01/2029	5,310,603	4,879,678

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool AN8521, 3.19%, 03/01/2028	$2,347,105	$2,155,115
Pool AN9141, 3.20%, 05/01/2025	1,234,006	1,190,038
Pool AN6262, 3.20%, 08/01/2027	480,467	451,898
Pool AN6232, 3.20%, 08/01/2029	4,749,717	4,367,732
Pool AN4133, 3.21%, 01/01/2033	217,395	192,633
Pool AM8227, 3.21%, 03/01/2033	83,984	76,894
Pool AM9393, 3.23%, 07/01/2025	849,817	822,849
Pool AN5792, 3.30%, 04/01/2034	882,700	770,779
Pool BL2117, 3.31%, 04/01/2029	5,925,000	5,474,878
Pool AM9780, 3.31%, 03/01/2031	358,383	323,087
Pool AM6620, 3.34%, 08/01/2024	497,549	488,174
Pool BL2377, 3.34%, 05/01/2031	2,750,114	2,491,323
Pool AN8814, 3.36%, 04/01/2028	905,450	849,373
Pool AN4505, 3.36%, 02/01/2032	929,050	834,398
Pool AN5418, 3.40%, 05/01/2033	750,000	661,174
Pool AN8736, 3.48%, 05/01/2028	4,009,427	3,796,456
Pool BS5750, 3.49%, 06/01/2032	5,000,000	4,470,351
Pool BL0478, 3.57%, 10/01/2025	1,923,774	1,856,548
Pool BS5876, 3.59%, 06/01/2032	6,000,000	5,406,326
Pool BS5528, 3.60%, 06/01/2032	2,510,658	2,283,220
Pool BS5960, 3.64%, 06/01/2032	1,200,000	1,055,051
Pool BS5916, 3.72%, 06/01/2032	9,853,063	8,844,536
Pool BS6007, 3.77%, 07/01/2032	5,288,976	4,837,151
Pool AN4171, 3.79%, 01/01/2035	753,917	677,090
Pool AN9844, 3.80%, 07/01/2030	751,582	706,329
Pool AM9376, 3.83%, 07/01/2045	429,885	373,790
Pool AN0360, 3.95%, 12/01/2045	100,000	81,239
Pool AN4676, 4.10%, 03/01/2047	1,197,285	1,051,797
Pool BS6657, 4.14%, 09/01/2029	5,731,206	5,434,442
Pool BS7738, 4.20%, 03/01/2033	2,147,000	2,017,692
Pool BS8569, 4.48%, 05/01/2030	1,246,704	1,214,212
Pool BS8239, 4.48%, 04/01/2033	8,388,000	8,044,742
Pool BS6963, 4.56%, 10/01/2029	4,723,342	4,634,408
Pool BS7085, 4.57%, 11/01/2029	11,219,000	10,895,153
Pool BS7448, 4.57%, 12/01/2032	5,200,000	5,040,507
Pool 2023-M1S, 4.66%, 04/25/2033 (b)	3,810,000	3,670,747
Pool BS7955, 4.74%, 04/01/2033	1,492,446	1,457,125
Pool 468251, 4.76%, 06/01/2026	527,879	524,354
Pool BS9779, 4.87%, 11/01/2030	3,593,000	3,571,378
Pool BS7278, 4.90%, 11/01/2027	7,585,000	7,502,121
Pool BS8361, 4.91%, 05/01/2030	3,109,754	3,071,796
Pool Carpentars, 4.92%, 10/01/2053	1,400,000	1,397,375
Pool BS9538, 4.97%, 09/01/2033	4,192,056	4,176,597
Pool BS9607, 5.06%, 09/01/2030	1,000,000	1,004,109
Pool 466907, 5.13%, 03/01/2026	329,062	328,562
Pool BS7201, 5.17%, 11/01/2032	4,622,669	4,673,490
Pool 465394, 5.20%, 03/01/2026	442,837	442,773
Pool Mollie Max, 5.20%, 12/01/2028	2,585,000	2,570,459
Pool 463895, 5.25%, 10/01/2025	312,808	311,158
Pool Murdock Circle, 5.50%, 10/01/2053	5,235,000	5,377,327
Pool 874487, 5.52%, 05/01/2025	386,773	385,248
Pool BS7954, 5.55%, 04/01/2033	859,000	864,417
Pool BL4132, 5.58%, (SOFR30A+0.260%), 04/01/2031 (b)	5,880,000	5,742,697
Pool 463839, 5.96%, 11/01/2027	546,250	548,153
Pool 467914, 6.10%, 04/01/2041	449,807	456,307

The accompanying notes are an integral part of the financial statements.

12	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 463997, 6.12%, 12/01/2027	$852,714	$854,567
Pool 464836, 6.23%, 03/01/2028	1,429,224	1,442,522
Pool 465260, 6.33%, 06/01/2028	1,299,962	1,281,000
Pool 464254, 6.34%, 11/01/2027	2,294,765	2,302,810
Pool 464969, 6.34%, 04/01/2028	2,344,868	2,310,815
Pool 464632, 6.50%, 02/01/2028	407,786	407,108
Pool 465588, 6.55%, 07/01/2028	498,887	500,510
Pool 466756, 6.59%, 12/01/2028	1,531,337	1,544,663
Pool 464573, 6.72%, 02/01/2040	2,056,946	2,062,122
Pool 466595, 6.78%, 11/01/2025	3,215,237	3,199,789
Pool 469854, 8.26%, 12/01/2026	1,477,549	1,542,048
		325,924,170

FNMA Single Family - 24.48%
Pool BU1090, 1.50%, 10/01/2036	291,510	249,547
Pool BQ1545, 2.00%, 09/01/2050	2,823,981	2,211,244
Pool BQ1571, 2.00%, 09/01/2050	4,316,786	3,380,125
Pool BQ1603, 2.00%, 09/01/2050	1,386,779	1,090,797
Pool BQ2362, 2.00%, 09/01/2050	3,183,672	2,492,887
Pool BQ3064, 2.00%, 09/01/2050	2,353,057	1,842,508
Pool CA7182, 2.00%, 09/01/2050	1,890,248	1,479,702
Pool BP7434, 2.00%, 10/01/2050	1,046,266	819,412
Pool BQ3112, 2.00%, 10/01/2050	1,874,215	1,467,548
Pool BQ4812, 2.00%, 10/01/2050	3,249,073	2,542,861
Pool BQ4876, 2.00%, 10/01/2050	1,988,408	1,557,005
Pool CA7287, 2.00%, 10/01/2050	2,029,629	1,589,440
Pool BQ5814, 2.00%, 11/01/2050	1,918,953	1,501,125
Pool BQ7638, 2.00%, 11/01/2050	1,568,094	1,239,890
Pool CA7661, 2.00%, 11/01/2050	2,176,007	1,703,860
Pool CA8322, 2.00%, 12/01/2050	2,101,744	1,645,746
Pool BR0679, 2.00%, 01/01/2051	2,941,520	2,299,935
Pool BR1282, 2.00%, 01/01/2051	1,757,533	1,376,175
Pool BQ4492, 2.00%, 02/01/2051	869,897	682,867
Pool BR3230, 2.00%, 02/01/2051	3,800,296	2,982,747
Pool CA9082, 2.00%, 02/01/2051	3,175,875	2,481,339
Pool BR4749, 2.00%, 03/01/2051	1,578,677	1,238,317
Pool CB0668, 2.00%, 05/01/2051	2,053,713	1,604,997
Pool BT1268, 2.00%, 07/01/2051	2,598,108	2,031,406
Pool BT1347, 2.00%, 07/01/2051	3,650,103	2,860,802
Pool BR2232, 2.00%, 08/01/2051	763,461	598,020
Pool BT2780, 2.00%, 08/01/2051	5,504,768	4,295,768
Pool BT7189, 2.00%, 08/01/2051	3,467,247	2,716,064
Pool BT9013, 2.00%, 08/01/2051	1,354,785	1,062,118
Pool BT7259, 2.00%, 09/01/2051	4,884,404	3,831,804
Pool BT7351, 2.00%, 10/01/2051	5,252,566	4,114,315
Pool BU1092, 2.00%, 10/01/2051	3,397,641	2,654,761
Pool BU2995, 2.00%, 10/01/2051	1,228,248	966,762
Pool BU3147, 2.00%, 10/01/2051	463,788	362,276
Pool CB1941, 2.00%, 10/01/2051	8,665,077	6,783,373
Pool BU1004, 2.00%, 11/01/2051	2,759,061	2,168,750
Pool BU7796, 2.00%, 11/01/2051	1,334,465	1,042,429
Pool BU9860, 2.00%, 01/01/2052	1,116,443	877,249
Pool BU9861, 2.00%, 01/01/2052	1,774,537	1,382,212
Pool BT2173, 2.00%, 02/01/2052	2,078,363	1,617,298
Pool BV3015, 2.00%, 02/01/2052	2,311,326	1,805,335

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool BV3016, 2.00%, 02/01/2052	$1,271,493	$1,001,609
Pool BV3213, 2.00%, 02/01/2052	1,541,222	1,206,732
Pool BV4124, 2.00%, 02/01/2052	1,350,494	1,050,586
Pool BV4125, 2.00%, 02/01/2052	479,997	376,682
Pool BV5522, 2.00%, 02/01/2052	292,521	227,534
Pool CB2791, 2.00%, 02/01/2052	8,510,567	6,662,529
Pool FS2040, 2.00%, 02/01/2052	18,174,718	14,151,917
Pool BP5424, 2.50%, 05/01/2050	890,219	724,560
Pool CA5693, 2.50%, 05/01/2050	945,135	768,844
Pool BP5447, 2.50%, 06/01/2050	481,267	395,457
Pool BP5470, 2.50%, 06/01/2050	373,480	305,293
Pool BP5498, 2.50%, 06/01/2050	758,135	617,913
Pool BP8732, 2.50%, 06/01/2050	1,485,630	1,209,007
Pool CA6159, 2.50%, 06/01/2050	1,145,947	935,158
Pool BP8742, 2.50%, 07/01/2050	719,706	588,386
Pool BP8759, 2.50%, 07/01/2050	1,140,436	932,350
Pool BP8789, 2.50%, 07/01/2050	799,409	653,310
Pool BP8814, 2.50%, 07/01/2050	502,772	412,969
Pool BP9533, 2.50%, 07/01/2050	1,505,985	1,224,344
Pool BP9534, 2.50%, 07/01/2050	1,413,398	1,153,622
Pool BP9566, 2.50%, 07/01/2050	284,030	231,783
Pool BP9596, 2.50%, 08/01/2050	514,522	423,197
Pool BP9598, 2.50%, 08/01/2050	386,679	317,554
Pool BQ0192, 2.50%, 08/01/2050	1,246,776	1,019,041
Pool BQ0210, 2.50%, 08/01/2050	1,747,939	1,437,098
Pool BQ0228, 2.50%, 08/01/2050	1,436,809	1,172,273
Pool BQ0248, 2.50%, 08/01/2050	1,127,957	920,237
Pool CA6683, 2.50%, 08/01/2050	2,807,479	2,289,631
Pool BQ1546, 2.50%, 09/01/2050	2,479,157	2,014,062
Pool BQ1572, 2.50%, 09/01/2050	3,228,823	2,626,283
Pool BQ1604, 2.50%, 09/01/2050	1,938,697	1,585,552
Pool BQ2363, 2.50%, 09/01/2050	1,506,741	1,225,562
Pool BQ3065, 2.50%, 09/01/2050	2,482,429	2,029,734
Pool BQ3113, 2.50%, 10/01/2050	1,406,103	1,143,124
Pool BQ4813, 2.50%, 10/01/2050	2,460,573	1,999,355
Pool BQ4877, 2.50%, 10/01/2050	687,333	565,324
Pool CA7296, 2.50%, 10/01/2050	625,009	507,844
Pool BQ7638, 2.50%, 11/01/2050	2,515,276	2,053,197
Pool CA7663, 2.50%, 11/01/2050	1,563,781	1,270,463
Pool BR2612, 2.50%, 02/01/2051	438,269	360,119
Pool BR5455, 2.50%, 03/01/2051	996,178	815,599
Pool BR7692, 2.50%, 04/01/2051	1,231,679	1,005,597
Pool BR9147, 2.50%, 05/01/2051	2,157,683	1,771,927
Pool BT1269, 2.50%, 07/01/2051	4,155,284	3,383,998
Pool BT2707, 2.50%, 07/01/2051	5,360,930	4,348,425
Pool BT2781, 2.50%, 08/01/2051	3,152,739	2,570,978
Pool BT7190, 2.50%, 08/01/2051	2,756,360	2,242,462
Pool BT9012, 2.50%, 08/01/2051	640,792	522,697
Pool BT7260, 2.50%, 09/01/2051	1,837,656	1,498,559
Pool BU1093, 2.50%, 10/01/2051	3,095,994	2,529,245
Pool CB2073, 2.50%, 11/01/2051	9,059,097	7,345,376
Pool BU7797, 2.50%, 12/01/2051	1,279,729	1,042,463
Pool BU7877, 2.50%, 12/01/2051	1,414,556	1,158,121
Pool BU7879, 2.50%, 12/01/2051	940,237	775,906
Pool BU7880, 2.50%, 12/01/2051	850,974	704,091

The accompanying notes are an integral part of the financial statements.

14	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BU7876, 2.50%, 01/01/2052	$2,009,497	$1,629,436
Pool BU7878, 2.50%, 01/01/2052	1,756,432	1,439,642
Pool BU9862, 2.50%, 01/01/2052	962,360	786,943
Pool BU9863, 2.50%, 01/01/2052	1,346,341	1,103,527
Pool CB2518, 2.50%, 01/01/2052	3,792,781	3,075,256
Pool BT2174, 2.50%, 02/01/2052	1,142,886	931,989
Pool BV3017, 2.50%, 02/01/2052	1,196,825	974,074
Pool BV3214, 2.50%, 02/01/2052	750,034	612,522
Pool BV4126, 2.50%, 02/01/2052	441,009	357,643
Pool BV4855, 2.50%, 02/01/2052	600,896	487,250
Pool CB2792, 2.50%, 02/01/2052	3,494,593	2,850,827
Pool BT8101, 2.50%, 03/01/2052	719,826	588,628
Pool BV5521, 2.50%, 03/01/2052	545,602	442,441
Pool BV5364, 2.50%, 04/01/2052	273,629	223,753
Pool BW1785, 2.50%, 04/01/2052	916,024	742,883
Pool CB3337, 2.50%, 04/01/2052	1,262,220	1,023,619
Pool FS1278, 3.00%, 04/01/2037	11,233,564	10,392,130
Pool AB6333, 3.00%, 09/01/2042	352,499	311,282
Pool AP7482, 3.00%, 09/01/2042	51,305	45,382
Pool AP9712, 3.00%, 09/01/2042	71,119	62,567
Pool AB7486, 3.00%, 12/01/2042	650,562	571,255
Pool AR5591, 3.00%, 01/01/2043	28,941	25,570
Pool AT1983, 3.00%, 04/01/2043	399,170	352,492
Pool AB9496, 3.00%, 05/01/2043	22,449	19,786
Pool AR6415, 3.00%, 05/01/2043	207,612	182,730
Pool AT0343, 3.00%, 05/01/2043	27,732	24,443
Pool AS7134, 3.00%, 05/01/2046	542,094	471,271
Pool AS7340, 3.00%, 06/01/2046	1,244,495	1,086,169
Pool BC1141, 3.00%, 06/01/2046	282,537	246,239
Pool AS7521, 3.00%, 07/01/2046	950,069	826,538
Pool BD0472, 3.00%, 07/01/2046	270,047	232,347
Pool AS7816, 3.00%, 08/01/2046	1,627,603	1,414,119
Pool BC2796, 3.00%, 08/01/2046	1,032,340	900,360
Pool AS7899, 3.00%, 09/01/2046	732,554	634,572
Pool BD6343, 3.00%, 09/01/2046	302,374	264,005
Pool AS8079, 3.00%, 10/01/2046	1,444,186	1,255,968
Pool BC4722, 3.00%, 10/01/2046	399,656	345,167
Pool AS8290, 3.00%, 11/01/2046	1,292,833	1,119,252
Pool AS8463, 3.00%, 12/01/2046	1,748,779	1,517,603
Pool BC9073, 3.00%, 12/01/2046	1,637,863	1,417,111
Pool BD7042, 3.00%, 03/01/2047	352,297	304,081
Pool BN6614, 3.00%, 05/01/2049	213,275	182,611
Pool BN8885, 3.00%, 05/01/2049	300,818	257,502
Pool BN6722, 3.00%, 06/01/2049	464,533	397,854
Pool BN8907, 3.00%, 06/01/2049	215,207	184,078
Pool BN8921, 3.00%, 06/01/2049	35,696	30,685
Pool BO1800, 3.00%, 06/01/2049	1,190,747	1,019,690
Pool BO1272, 3.00%, 07/01/2049	456,011	395,711
Pool BO1283, 3.00%, 07/01/2049	540,032	462,631
Pool CA3873, 3.00%, 07/01/2049	580,030	496,665
Pool BN7692, 3.00%, 08/01/2049	379,068	324,404
Pool BO1314, 3.00%, 08/01/2049	1,123,655	962,877
Pool BO1318, 3.00%, 08/01/2049	960,133	821,687
Pool BO1324, 3.00%, 08/01/2049	1,665,927	1,426,112
Pool CA3957, 3.00%, 08/01/2049	1,187,596	1,016,462

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Pool BO2209, 3.00%, 09/01/2049	$1,020,122	$872,329
Pool BO2957, 3.00%, 09/01/2049	849,324	733,052
Pool BO2962, 3.00%, 09/01/2049	1,371,730	1,174,342
Pool BO3017, 3.00%, 09/01/2049	1,287,091	1,101,355
Pool BO3200, 3.00%, 09/01/2049	689,884	589,507
Pool CA4244, 3.00%, 09/01/2049	269,612	230,398
Pool BO5402, 3.00%, 10/01/2049	1,362,653	1,166,194
Pool BO5431, 3.00%, 10/01/2049	822,073	704,066
Pool BO5441, 3.00%, 10/01/2049	679,769	580,369
Pool CA4331, 3.00%, 10/01/2049	2,409,969	2,062,359
Pool BO4660, 3.00%, 11/01/2049	720,280	615,299
Pool BO5348, 3.00%, 11/01/2049	1,747,157	1,490,673
Pool BO5477, 3.00%, 11/01/2049	873,006	745,334
Pool BO5487, 3.00%, 11/01/2049	967,199	828,772
Pool CA4531, 3.00%, 11/01/2049	3,506,237	3,003,789
Pool BO5371, 3.00%, 12/01/2049	626,433	536,446
Pool BO6215, 3.00%, 12/01/2049	211,146	180,284
Pool BO8900, 3.00%, 12/01/2049	705,599	603,745
Pool BO8936, 3.00%, 01/01/2050	1,245,957	1,062,998
Pool BO8980, 3.00%, 01/01/2050	532,077	453,806
Pool CA5097, 3.00%, 01/01/2050	343,015	292,275
Pool BO9005, 3.00%, 02/01/2050	662,925	567,888
Pool BP1309, 3.00%, 02/01/2050	500,784	428,552
Pool CA5237, 3.00%, 02/01/2050	1,004,763	860,172
Pool BP1374, 3.00%, 03/01/2050	1,204,678	1,031,013
Pool BP1467, 3.00%, 03/01/2050	1,120,625	956,779
Pool BP5412, 3.00%, 05/01/2050	435,275	373,858
Pool BP5425, 3.00%, 05/01/2050	210,018	179,114
Pool CA5694, 3.00%, 05/01/2050	1,958,157	1,672,047
Pool BP5448, 3.00%, 06/01/2050	120,272	102,679
Pool BP5471, 3.00%, 06/01/2050	171,129	145,563
Pool BP5499, 3.00%, 06/01/2050	264,093	224,645
Pool BP8733, 3.00%, 06/01/2050	536,671	455,530
Pool CA6160, 3.00%, 06/01/2050	330,380	281,098
Pool BP8743, 3.00%, 07/01/2050	304,534	261,565
Pool BP8760, 3.00%, 07/01/2050	198,186	169,025
Pool BP8790, 3.00%, 07/01/2050	489,822	417,744
Pool BP8815, 3.00%, 07/01/2050	643,900	549,155
Pool BP9535, 3.00%, 07/01/2050	521,385	443,655
Pool BP9536, 3.00%, 07/01/2050	862,801	741,060
Pool BP9567, 3.00%, 07/01/2050	705,132	601,377
Pool BP9597, 3.00%, 08/01/2050	547,712	467,258
Pool BQ0193, 3.00%, 08/01/2050	377,239	320,269
Pool BQ0211, 3.00%, 08/01/2050	342,130	295,281
Pool BQ0229, 3.00%, 08/01/2050	467,141	399,765
Pool BQ0249, 3.00%, 08/01/2050	507,791	434,788
Pool BQ1573, 3.00%, 09/01/2050	1,988,980	1,696,316
Pool BV4127, 3.00%, 03/01/2052	828,514	703,180
Pool BV5365, 3.00%, 04/01/2052	1,116,230	944,286
Pool BV5366, 3.00%, 04/01/2052	1,158,830	990,163
Pool CB3338, 3.00%, 04/01/2052	5,945,811	5,029,912
Pool BT8102, 3.00%, 05/01/2052	821,492	696,746
Pool BV8519, 3.00%, 05/01/2052	1,247,133	1,058,037
Pool BV8520, 3.00%, 05/01/2052	798,236	680,530
Pool BW1786, 3.00%, 05/01/2052	993,695	841,868

The accompanying notes are an integral part of the financial statements.

16	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AS0092, 3.50%, 07/01/2043	$105,592	$95,769
Pool AU1769, 3.50%, 08/01/2043	104,714	94,973
Pool AX4858, 3.50%, 12/01/2044	119,744	108,504
Pool AX7551, 3.50%, 01/01/2045	89,198	80,899
Pool AY4388, 3.50%, 02/01/2045	108,930	98,524
Pool AS4536, 3.50%, 03/01/2045	65,962	59,826
Pool AX9585, 3.50%, 03/01/2045	630,274	571,641
Pool AY5019, 3.50%, 03/01/2045	83,714	75,309
Pool AS4738, 3.50%, 04/01/2045	273,585	247,564
Pool AY1387, 3.50%, 04/01/2045	84,888	76,955
Pool AS4913, 3.50%, 05/01/2045	432,626	390,940
Pool AY3458, 3.50%, 05/01/2045	171,193	155,052
Pool AY8252, 3.50%, 05/01/2045	8,639	7,835
Pool AY8271, 3.50%, 05/01/2045	83,673	75,368
Pool AS5117, 3.50%, 06/01/2045	393,601	356,165
Pool AZ2274, 3.50%, 06/01/2045	142,013	128,211
Pool AZ2316, 3.50%, 06/01/2045	48,314	43,678
Pool AS5351, 3.50%, 07/01/2045	88,361	80,067
Pool AZ0805, 3.50%, 07/01/2045	319,057	288,976
Pool AZ5686, 3.50%, 07/01/2045	53,215	48,176
Pool AS5579, 3.50%, 08/01/2045	92,446	83,615
Pool AZ5696, 3.50%, 08/01/2045	21,166	19,067
Pool AS5767, 3.50%, 09/01/2045	141,831	127,988
Pool AZ2904, 3.50%, 09/01/2045	89,605	80,934
Pool AZ9193, 3.50%, 09/01/2045	111,292	100,051
Pool AS5917, 3.50%, 10/01/2045	225,147	202,893
Pool AZ4755, 3.50%, 10/01/2045	106,672	96,172
Pool AS6127, 3.50%, 11/01/2045	295,771	266,902
Pool AS6309, 3.50%, 12/01/2045	201,856	182,239
Pool BC0066, 3.50%, 12/01/2045	150,308	135,170
Pool AS6467, 3.50%, 01/01/2046	776,345	699,930
Pool AS6616, 3.50%, 02/01/2046	523,265	471,125
Pool BC0223, 3.50%, 02/01/2046	700,872	631,903
Pool BC0226, 3.50%, 02/01/2046	115,984	104,331
Pool AS6785, 3.50%, 03/01/2046	733,381	659,692
Pool AS6956, 3.50%, 04/01/2046	1,281,159	1,152,171
Pool BC0801, 3.50%, 04/01/2046	385,019	346,654
Pool AS7135, 3.50%, 05/01/2046	100,273	90,019
Pool BC6041, 3.50%, 05/01/2046	334,775	302,108
Pool BD0456, 3.50%, 06/01/2046	17,491	15,832
Pool BC9068, 3.50%, 12/01/2046	308,087	276,687
Pool AS8635, 3.50%, 01/01/2047	1,946,204	1,746,224
Pool AS8808, 3.50%, 02/01/2047	974,686	878,782
Pool AS8918, 3.50%, 03/01/2047	2,664,155	2,389,310
Pool BD7046, 3.50%, 03/01/2047	2,217,369	1,988,614
Pool BE7198, 3.50%, 03/01/2047	311,391	278,877
Pool AS9380, 3.50%, 04/01/2047	902,023	810,493
Pool BH1139, 3.50%, 04/01/2047	28,729	26,850
Pool BH1158, 3.50%, 04/01/2047	277,230	248,341
Pool AS9548, 3.50%, 05/01/2047	1,102,778	989,030
Pool BD2416, 3.50%, 05/01/2047	828,698	743,722
Pool AS9814, 3.50%, 06/01/2047	1,033,930	927,262
Pool BE3687, 3.50%, 06/01/2047	502,317	449,871
Pool BH5307, 3.50%, 06/01/2047	199,742	178,762
Pool AS9943, 3.50%, 07/01/2047	1,636,013	1,466,319

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Pool BH5329, 3.50%, 07/01/2047	$163,862	$146,583
Pool BH2607, 3.50%, 08/01/2047	381,655	346,082
Pool CA0116, 3.50%, 08/01/2047	750,725	671,568
Pool BH2671, 3.50%, 09/01/2047	878,788	786,687
Pool BH5391, 3.50%, 09/01/2047	231,064	207,947
Pool CA0408, 3.50%, 09/01/2047	130,622	118,176
Pool BH4063, 3.50%, 10/01/2047	406,050	364,668
Pool BH9370, 3.50%, 10/01/2047	73,275	65,944
Pool CA0566, 3.50%, 10/01/2047	572,205	511,887
Pool BH5746, 3.50%, 11/01/2047	909,755	814,974
Pool CA0744, 3.50%, 11/01/2047	235,660	211,757
Pool BH7046, 3.50%, 12/01/2047	2,401,151	2,152,452
Pool BJ1663, 3.50%, 12/01/2047	768,643	687,593
Pool CA0918, 3.50%, 12/01/2047	802,406	718,460
Pool BH7097, 3.50%, 01/01/2048	1,560,153	1,399,205
Pool BJ4551, 3.50%, 01/01/2048	687,229	614,762
Pool BJ4562, 3.50%, 01/01/2048	454,795	407,689
Pool CA1074, 3.50%, 01/01/2048	1,442,211	1,292,528
Pool BH9270, 3.50%, 02/01/2048	1,269,302	1,135,985
Pool BJ4611, 3.50%, 02/01/2048	919,322	826,583
Pool BJ4612, 3.50%, 02/01/2048	303,265	272,356
Pool CA1243, 3.50%, 02/01/2048	2,697,289	2,425,495
Pool BJ0616, 3.50%, 03/01/2048	1,497,966	1,340,948
Pool BJ0652, 3.50%, 03/01/2048	757,013	681,956
Pool BK1959, 3.50%, 03/01/2048	779,011	696,862
Pool BK1960, 3.50%, 03/01/2048	396,436	354,632
Pool CA1415, 3.50%, 03/01/2048	1,452,600	1,299,729
Pool BN5245, 3.50%, 02/01/2049	427,074	384,895
Pool BN5344, 3.50%, 03/01/2049	570,786	510,252
Pool BN6235, 3.50%, 04/01/2049	56,919	50,822
Pool BN6245, 3.50%, 04/01/2049	24,709	22,064
Pool BN6283, 3.50%, 04/01/2049	346,614	310,086
Pool BN6567, 3.50%, 04/01/2049	609,479	545,220
Pool CA3399, 3.50%, 04/01/2049	862,773	770,525
Pool BN6299, 3.50%, 05/01/2049	640,646	572,299
Pool BN6619, 3.50%, 05/01/2049	711,625	636,624
Pool BN8886, 3.50%, 05/01/2049	1,515,388	1,353,993
Pool CA3556, 3.50%, 05/01/2049	936,499	837,743
Pool BN6735, 3.50%, 06/01/2049	741,574	663,402
Pool BN8911, 3.50%, 06/01/2049	804,983	718,415
Pool BN8922, 3.50%, 06/01/2049	536,967	480,227
Pool BN8930, 3.50%, 06/01/2049	747,151	666,648
Pool CA3738, 3.50%, 06/01/2049	680,318	612,332
Pool BO1273, 3.50%, 07/01/2049	809,492	722,608
Pool BO1284, 3.50%, 07/01/2049	908,247	812,462
Pool BO1315, 3.50%, 07/01/2049	309,741	276,303
Pool BO1795, 3.50%, 07/01/2049	400,546	357,642
Pool CA3874, 3.50%, 07/01/2049	412,334	368,166
Pool BO1319, 3.50%, 08/01/2049	1,363,454	1,216,830
Pool BO1358, 3.50%, 08/01/2049	900,755	803,703
Pool BO2963, 3.50%, 09/01/2049	938,132	837,244
Pool BO5349, 3.50%, 11/01/2049	57,262	51,250
Pool BO5478, 3.50%, 11/01/2049	1,138,734	1,015,332
Pool BO5488, 3.50%, 11/01/2049	584,119	520,093
Pool BO5372, 3.50%, 12/01/2049	276,962	246,490

The accompanying notes are an integral part of the financial statements.

18	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BO8937, 3.50%, 01/01/2050	$276,782	$246,972
Pool BO9006, 3.50%, 02/01/2050	221,336	196,883
Pool BP1310, 3.50%, 02/01/2050	303,898	270,852
Pool BP1468, 3.50%, 03/01/2050	282,965	254,475
Pool BV5367, 3.50%, 04/01/2052	587,883	517,179
Pool BV5368, 3.50%, 04/01/2052	1,005,577	893,955
Pool BV8521, 3.50%, 05/01/2052	2,335,982	2,049,751
Pool BV8522, 3.50%, 05/01/2052	1,794,996	1,596,418
Pool BV9871, 3.50%, 05/01/2052	639,357	563,841
Pool CB3688, 3.50%, 05/01/2052	8,867,854	7,782,430
Pool BT8242, 3.50%, 06/01/2052	398,470	350,005
Pool BW1784, 3.50%, 06/01/2052	1,281,614	1,128,394
Pool BW6010, 3.50%, 06/01/2052	1,701,634	1,493,579
Pool CB3798, 3.50%, 06/01/2052	6,547,967	5,746,389
Pool CB3986, 3.50%, 06/01/2052	4,237,548	3,726,434
Pool AH0540, 4.00%, 12/01/2040	23,749	22,380
Pool AH2979, 4.00%, 01/01/2041	22,740	21,435
Pool AH5643, 4.00%, 01/01/2041	57,207	53,656
Pool AH5671, 4.00%, 02/01/2041	49,726	47,003
Pool AH8877, 4.00%, 04/01/2041	82,995	77,843
Pool AI9871, 4.00%, 09/01/2041	38,185	35,814
Pool AJ4024, 4.00%, 10/01/2041	62,220	58,357
Pool AU9998, 4.00%, 09/01/2043	51,866	48,590
Pool AS0716, 4.00%, 10/01/2043	171,395	160,754
Pool AU6721, 4.00%, 10/01/2043	79,232	74,176
Pool AV0191, 4.00%, 10/01/2043	35,468	33,320
Pool AV0214, 4.00%, 10/01/2043	33,342	31,397
Pool AS0929, 4.00%, 11/01/2043	150,962	141,304
Pool AU6999, 4.00%, 11/01/2043	447,057	419,582
Pool AU7007, 4.00%, 11/01/2043	97,722	91,547
Pool AS1368, 4.00%, 12/01/2043	37,537	35,136
Pool AV0670, 4.00%, 12/01/2043	80,553	75,501
Pool AS1427, 4.00%, 01/01/2044	113,504	106,243
Pool AV6342, 4.00%, 01/01/2044	79,525	73,305
Pool AS1671, 4.00%, 02/01/2044	36,646	34,302
Pool AV5020, 4.00%, 02/01/2044	178,899	167,484
Pool AS1877, 4.00%, 03/01/2044	16,115	15,104
Pool AV7087, 4.00%, 03/01/2044	161,986	151,776
Pool AW0985, 4.00%, 05/01/2044	58,069	54,354
Pool AW3597, 4.00%, 06/01/2044	101,294	94,667
Pool AW5358, 4.00%, 06/01/2044	48,764	45,451
Pool AS2826, 4.00%, 07/01/2044	77,059	72,130
Pool AW8968, 4.00%, 07/01/2044	26,283	24,622
Pool AS3009, 4.00%, 08/01/2044	102,163	95,479
Pool AS3493, 4.00%, 10/01/2044	234,237	218,185
Pool AX0902, 4.00%, 10/01/2044	25,704	24,108
Pool AX3165, 4.00%, 10/01/2044	22,055	20,737
Pool AS3951, 4.00%, 11/01/2044	7,035	6,792
Pool AX4856, 4.00%, 12/01/2044	48,511	45,408
Pool AX7550, 4.00%, 12/01/2044	46,342	43,284
Pool AY5025, 4.00%, 03/01/2045	181,390	168,505
Pool AY8277, 4.00%, 05/01/2045	51,964	48,317
Pool AZ5697, 4.00%, 08/01/2045	23,329	21,751
Pool AZ9195, 4.00%, 09/01/2045	47,666	44,391
Pool BE7194, 4.00%, 03/01/2047	512,323	475,891

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
Pool BE7216, 4.00%, 04/01/2047	$452,893	$420,828
Pool BH1143, 4.00%, 04/01/2047	182,062	169,585
Pool BD2419, 4.00%, 05/01/2047	1,116,194	1,036,129
Pool BH1167, 4.00%, 05/01/2047	143,664	135,077
Pool BE3689, 4.00%, 06/01/2047	2,079,577	1,930,409
Pool BH5309, 4.00%, 06/01/2047	1,037,663	963,713
Pool BE3762, 4.00%, 07/01/2047	801,085	743,125
Pool BH5334, 4.00%, 07/01/2047	5,522	5,159
Pool BH5335, 4.00%, 07/01/2047	205,172	193,093
Pool BH5361, 4.00%, 08/01/2047	416,855	386,564
Pool BH5395, 4.00%, 09/01/2047	436,929	405,656
Pool BH4060, 4.00%, 10/01/2047	691,800	641,565
Pool BH9379, 4.00%, 10/01/2047	118,960	110,914
Pool BH5748, 4.00%, 11/01/2047	804,557	746,136
Pool BJ4571, 4.00%, 01/01/2048	171,922	159,926
Pool BK1957, 4.00%, 03/01/2048	259,975	241,835
Pool BK1968, 4.00%, 03/01/2048	658,201	610,380
Pool BK1969, 4.00%, 03/01/2048	590,395	548,605
Pool BK2557, 4.00%, 03/01/2048	932,812	866,350
Pool BJ2676, 4.00%, 04/01/2048	166,396	154,418
Pool BK2008, 4.00%, 04/01/2048	460,253	426,813
Pool BJ2752, 4.00%, 05/01/2048	992,326	920,227
Pool BJ9235, 4.00%, 06/01/2048	1,586,658	1,471,876
Pool BK5289, 4.00%, 06/01/2048	607,433	563,298
Pool CA1934, 4.00%, 06/01/2048	1,295,170	1,201,122
Pool BK0898, 4.00%, 07/01/2048	184,348	171,520
Pool BK8813, 4.00%, 07/01/2048	626,384	580,872
Pool CA2094, 4.00%, 07/01/2048	1,354,788	1,256,407
Pool BK4747, 4.00%, 08/01/2048	341,851	317,012
Pool BK8829, 4.00%, 08/01/2048	244,558	227,493
Pool BH0713, 4.00%, 09/01/2048	246,732	229,359
Pool BK4815, 4.00%, 09/01/2048	622,347	577,124
Pool BK8895, 4.00%, 09/01/2048	587,064	544,406
Pool CA2315, 4.00%, 09/01/2048	345,432	320,346
Pool BK7669, 4.00%, 10/01/2048	801,143	742,942
Pool CA2532, 4.00%, 10/01/2048	1,160,075	1,075,151
Pool BK7934, 4.00%, 11/01/2048	1,083,420	1,004,731
Pool BH0723, 4.00%, 12/01/2048	280,888	260,551
Pool BN0321, 4.00%, 12/01/2048	534,835	496,331
Pool BN3958, 4.00%, 12/01/2048	424,620	392,798
Pool CA2994, 4.00%, 01/01/2049	289,706	269,589
Pool BN4338, 4.00%, 02/01/2049	188,318	176,904
Pool BN4347, 4.00%, 02/01/2049	212,237	197,426
Pool BN5288, 4.00%, 02/01/2049	994,732	922,493
Pool CA3143, 4.00%, 02/01/2049	318,851	295,796
Pool BN4373, 4.00%, 03/01/2049	652,015	602,781
Pool BN4386, 4.00%, 03/01/2049	213,473	196,843
Pool BN5350, 4.00%, 03/01/2049	291,809	269,543
Pool BN6227, 4.00%, 03/01/2049	158,092	147,059
Pool CA3270, 4.00%, 03/01/2049	205,303	190,101
Pool BN6236, 4.00%, 04/01/2049	17,317	16,154
Pool BN6247, 4.00%, 04/01/2049	164,407	152,774
Pool BN6285, 4.00%, 04/01/2049	297,589	274,950
Pool BN6563, 4.00%, 04/01/2049	168,383	155,292
Pool BN6301, 4.00%, 05/01/2049	748,164	692,945

The accompanying notes are an integral part of the financial statements.

20	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BN8894, 4.00%, 05/01/2049	$635,360	$589,191
Pool BN8913, 4.00%, 06/01/2049	322,396	298,969
Pool BN8923, 4.00%, 06/01/2049	664,223	615,960
Pool BN8931, 4.00%, 06/01/2049	480,717	445,648
Pool BO1274, 4.00%, 07/01/2049	208,548	192,630
Pool BO1285, 4.00%, 07/01/2049	554,149	512,620
Pool BO1316, 4.00%, 07/01/2049	128,956	120,328
Pool BO1326, 4.00%, 08/01/2049	719,168	661,667
Pool BO2971, 4.00%, 09/01/2049	266,136	246,494
Pool BO5432, 4.00%, 10/01/2049	485,802	450,501
Pool BO5373, 4.00%, 12/01/2049	112,810	103,751
Pool BO8938, 4.00%, 01/01/2050	403,619	373,089
Pool BO9007, 4.00%, 02/01/2050	246,097	227,247
Pool BV8523, 4.00%, 05/01/2052	1,642,752	1,496,410
Pool BV8524, 4.00%, 05/01/2052	1,610,767	1,482,785
Pool BV9872, 4.00%, 05/01/2052	1,465,997	1,331,508
Pool BV9873, 4.00%, 05/01/2052	1,780,595	1,638,932
Pool BW1787, 4.00%, 05/01/2052	149,682	136,352
Pool BT8307, 4.00%, 06/01/2052	1,100,872	1,000,786
Pool CB3987, 4.00%, 06/01/2052	8,523,589	7,747,776
Pool BW6011, 4.00%, 07/01/2052	870,010	791,677
Pool CB4207, 4.00%, 07/01/2052	4,151,605	3,770,482
Pool BX0008, 4.00%, 09/01/2052	203,062	184,389
Pool CB6590, 4.00%, 06/01/2053	7,893,784	7,168,260
Pool CB6626, 4.00%, 07/01/2053	7,246,564	6,580,939
Pool CB6958, 4.00%, 08/01/2053	7,476,011	6,789,295
Pool CB7018, 4.00%, 09/01/2053	8,171,372	7,420,797
Pool AC4095, 4.50%, 09/01/2039	4,577	4,417
Pool AH6769, 4.50%, 03/01/2041	68,221	65,923
Pool AI3491, 4.50%, 06/01/2041	143,397	138,565
Pool AI5362, 4.50%, 06/01/2041	84,741	81,806
Pool AI6155, 4.50%, 07/01/2041	106,551	102,939
Pool AI8167, 4.50%, 08/01/2041	75,424	72,883
Pool BH1145, 4.50%, 04/01/2047	101,673	97,152
Pool BK2031, 4.50%, 04/01/2048	213,245	203,217
Pool BK5278, 4.50%, 05/01/2048	657,268	630,297
Pool BK5299, 4.50%, 06/01/2048	233,298	222,326
Pool BK8815, 4.50%, 07/01/2048	79,406	75,672
Pool BK8869, 4.50%, 09/01/2048	830,069	791,290
Pool BK8905, 4.50%, 09/01/2048	325,105	309,160
Pool BN0889, 4.50%, 11/01/2048	359,140	341,694
Pool BN0323, 4.50%, 12/01/2048	263,327	250,627
Pool BN4308, 4.50%, 12/01/2048	181,699	173,716
Pool CA2842, 4.50%, 12/01/2048	390,440	372,247
Pool BN5289, 4.50%, 01/01/2049	117,723	112,152
Pool BN4339, 4.50%, 02/01/2049	192,919	183,607
Pool BN4384, 4.50%, 03/01/2049	52,476	50,209
Pool BN6238, 4.50%, 04/01/2049	120,072	114,450
Pool BN6277, 4.50%, 04/01/2049	30,098	28,897
Pool BN6302, 4.50%, 05/01/2049	7,414	7,042
Pool BN8924, 4.50%, 06/01/2049	286,980	273,514
Pool BN8932, 4.50%, 06/01/2049	108,218	102,827
Pool BO1320, 4.50%, 08/01/2049	194,558	185,449
Pool BW6012, 4.50%, 07/01/2052	718,347	675,908
Pool BW5904, 4.50%, 08/01/2052	429,976	402,834

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal Amount	Value
Pool CB4293, 4.50%, 08/01/2052	$6,415,889	$6,011,363
Pool BX0009, 4.50%, 09/01/2052	489,801	458,958
Pool CB4717, 4.50%, 09/01/2052	7,832,582	7,339,032
Pool CB4824, 4.50%, 10/01/2052	6,899,603	6,464,837
Pool BX0443, 4.50%, 11/01/2052	1,991,622	1,866,129
Pool BX4663, 4.50%, 11/01/2052	753,902	706,334
Pool BX4161, 4.50%, 12/01/2052	634,710	594,759
Pool CB5950, 4.50%, 03/01/2053	4,935,608	4,623,335
Pool BX9384, 4.50%, 04/01/2053	712,910	670,768
Pool CB6135, 4.50%, 04/01/2053	17,240,797	16,151,919
Pool BY0168, 4.50%, 05/01/2053	648,035	606,959
Pool CB6364, 4.50%, 05/01/2053	9,550,180	8,946,050
Pool BY1804, 4.50%, 06/01/2053	789,907	740,568
Pool CB6591, 4.50%, 06/01/2053	10,376,372	9,718,808
Pool CB6627, 4.50%, 07/01/2053	9,121,450	8,543,671
Pool CB7019, 4.50%, 09/01/2053	2,841,232	2,660,880
Pool 890230, 5.00%, 07/01/2040	2,474,771	2,464,614
Pool AD8500, 5.00%, 08/01/2040	77,398	76,602
Pool AH6772, 5.00%, 03/01/2041	48,399	47,861
Pool AH8879, 5.00%, 04/01/2041	178,858	176,871
Pool AI3492, 5.00%, 06/01/2041	138,537	137,011
Pool AI6154, 5.00%, 07/01/2041	106,708	105,599
Pool BK5300, 5.00%, 05/01/2048	376,945	369,942
Pool BK8817, 5.00%, 07/01/2048	87,440	85,387
Pool BK8870, 5.00%, 09/01/2048	384,237	376,243
Pool BN6239, 5.00%, 04/01/2049	35,152	34,128
Pool BX0444, 5.00%, 11/01/2052	2,916,332	2,811,436
Pool CB5052, 5.00%, 11/01/2052	24,811,318	23,915,680
Pool BX4162, 5.00%, 12/01/2052	735,728	708,694
Pool BX4662, 5.00%, 12/01/2052	904,498	871,847
Pool BX4182, 5.00%, 01/01/2053	732,786	706,032
Pool BX6155, 5.00%, 02/01/2053	202,338	194,859
Pool BX9388, 5.00%, 03/01/2053	4,160,424	4,007,987
Pool CB5794, 5.00%, 03/01/2053	14,356,463	13,830,447
Pool CB5951, 5.00%, 03/01/2053	7,657,888	7,375,331
Pool BX9387, 5.00%, 04/01/2053	1,815,195	1,737,655
Pool BY0169, 5.00%, 05/01/2053	984,231	950,556
Pool BY1805, 5.00%, 06/01/2053	3,362,203	3,237,274
Pool BY8468, 5.00%, 08/01/2053	1,600,966	1,542,346
Pool BY9981, 5.00%, 09/01/2053	358,534	345,606
Pool CB7230, 5.00%, 10/01/2053	10,132,456	9,752,039
Pool MA5164, 5.00%, 10/01/2053	4,460,998	4,293,774
Pool CB7459, 5.00%, 11/01/2053	7,727,925	7,437,791
Pool CB7613, 5.00%, 12/01/2053	2,411,305	2,320,778
Pool 890246, 5.50%, 11/01/2038	1,115,718	1,132,564
Pool BX0445, 5.50%, 11/01/2052	4,658,994	4,599,911
Pool BX4163, 5.50%, 12/01/2052	1,347,656	1,331,749
Pool CB5228, 5.50%, 12/01/2052	15,425,374	15,221,003
Pool CB5391, 5.50%, 12/01/2052	6,490,378	6,408,986
Pool BX4176, 5.50%, 01/01/2053	631,751	623,520
Pool BX6156, 5.50%, 02/01/2053	1,198,766	1,187,878
Pool CB5607, 5.50%, 02/01/2053	2,659,529	2,624,666
Pool CB5762, 5.50%, 02/01/2053	3,042,874	3,001,691
Pool BX9385, 5.50%, 04/01/2053	911,669	903,162
Pool BY0170, 5.50%, 05/01/2053	1,285,687	1,273,373

The accompanying notes are an integral part of the financial statements.

22	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BY1806, 5.50%, 06/01/2053	$1,242,791	$1,228,965
Pool BY8469, 5.50%, 08/01/2053	1,933,837	1,905,854
Pool BY9982, 5.50%, 09/01/2053	1,595,954	1,574,941
Pool CB7233, 5.50%, 10/01/2053	12,680,418	12,496,210
Pool DA1488, 5.50%, 10/01/2053	838,303	826,125
Pool MA5165, 5.50%, 10/01/2053	7,825,516	7,711,834
Pool CB7456, 5.50%, 11/01/2053	9,076,293	8,944,444
Pool DA4978, 5.50%, 11/01/2053	341,573	336,611
Pool CB7592, 5.50%, 12/01/2053	12,325,226	12,146,175
Pool 890247, 6.00%, 09/01/2038	1,088,981	1,124,328
Pool BX0446, 6.00%, 11/01/2052	971,587	976,440
Pool BX4164, 6.00%, 12/01/2052	2,260,771	2,274,390
Pool BX4177, 6.00%, 01/01/2053	1,652,612	1,672,137
Pool BX6157, 6.00%, 02/01/2053	785,420	792,111
Pool BX9386, 6.00%, 04/01/2053	2,017,438	2,028,383
Pool BY0171, 6.00%, 05/01/2053	1,749,186	1,769,526
Pool BY1807, 6.00%, 06/01/2053	765,173	767,894
Pool BY8470, 6.00%, 08/01/2053	1,084,474	1,090,593
Pool BY9983, 6.00%, 09/01/2053	962,000	966,908
Pool DA1489, 6.00%, 10/01/2053	905,063	907,746
Pool MA5166, 6.00%, 10/01/2053	11,020,782	11,053,458
Pool DA4979, 6.00%, 11/01/2053	1,070,197	1,073,370
Pool CB7612, 6.00%, 12/01/2053	13,651,690	13,692,167
Pool 886136, 6.50%, 07/01/2036	146,117	151,604
Pool 900106, 6.50%, 08/01/2036	49,133	51,236
Pool 900649, 6.50%, 09/01/2036	57,555	59,143
Pool 947771, 6.50%, 09/01/2037	32,762	33,950
Pool BY9984, 6.50%, 09/01/2053	838,133	854,747
Pool DA1490, 6.50%, 10/01/2053	472,999	482,025
Pool MA5167, 6.50%, 10/01/2053	37,852,275	38,455,518
Pool DA4980, 6.50%, 11/01/2053	631,412	641,572
Pool DA4981, 7.00%, 11/01/2053	1,211,520	1,247,733
		774,869,034

FRESB Multifamily Mortgage Pass-Through Certificates - 0.45%
Pool 2021-SB83, 0.63%, 01/25/2026 (b)	2,705,601	2,466,335
Pool 2021-SB82, 0.67%, 11/25/2025 (b)	2,003,046	1,850,769
Pool 2021-SB87, 0.78%, 04/25/2041 (b)	3,512,630	3,197,938
Pool 2021-SB82, 0.86%, 12/25/2027 (b)	2,142,706	1,863,202
Pool 2021-SB87, 1.07%, 04/25/2028 (b)	974,704	840,282
Pool 2022-SB104, 2.66%, 08/25/2032 (b)	1,984,161	1,680,733
Pool 2022-SB104, 2.79%, 09/25/2042 (b)	1,988,905	1,822,849
Pool 2017-SB43, 3.00%, 10/25/2027 (b)	426,869	391,805
Pool 2017-SB43, 6.13%, (SOFR30A+0.814%), 10/25/2037 (b)	135,217	133,995
		14,247,908

GNMA Multifamily - 11.98%
Pool 2021-31, 1.10%, 01/16/2061	2,172,593	1,515,504
Pool 2021-36, 1.15%, 03/16/2057	659,554	473,942
Pool 2021-47, 1.15%, 03/16/2061	4,737,591	3,322,376
Pool 2021-28, 1.20%, 01/16/2062	2,693,374	1,908,672
Pool 2021-186, 1.25%, 05/16/2052	4,697,745	3,672,890
Pool 2021-5, 1.25%, 01/16/2061	460,538	325,785
Pool 2021-51, 1.25%, 10/16/2062	962,258	682,574
Pool 2020-135, 1.30%, 01/16/2063	1,310,737	935,700
Pool 2021-134 KQ, 1.40%, 03/16/2060	338,163	243,426

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
Pool 2021-43, 1.40%, 03/16/2062	$4,914,831	$3,549,225
Pool 2022-23 AE, 1.50%, 04/16/2046	2,976,313	2,582,544
Pool 2022-3 AN, 1.50%, 09/16/2051	4,933,066	3,954,062
Pool 2022-17 AJ, 1.50%, 05/16/2056	481,424	361,466
Pool 2021-79, 1.50%, 10/16/2057	1,016,103	779,451
Pool 2021-218 AG, 1.50%, 11/16/2059	804,394	585,272
Pool 2021-219 AJ, 1.50%, 11/16/2059	1,146,754	869,528
Pool 2021-218 AK, 1.50%, 10/16/2061	13,826	9,212
Pool 2021-217 AB, 1.50%, 12/16/2061	1,387,789	1,120,005
Pool 2021-68, 1.50%, 12/16/2061	1,282,317	969,696
Pool 2022-2 AC, 1.50%, 01/16/2062	565,191	425,830
Pool 2020-89 AB, 1.50%, 02/16/2062	411,995	298,241
Pool 2020-69, 1.50%, 03/16/2062	971,221	703,443
Pool 2021-164, 1.50%, 03/16/2062	2,646,111	2,005,717
Pool 2020-139, 1.50%, 04/16/2062	775,469	563,359
Pool 2021-210, 1.50%, 05/16/2062	489,700	355,249
Pool 2020-158, 1.50%, 09/16/2062	2,518,975	1,829,861
Pool 2021-102 AD, 1.50%, 10/16/2062	881,182	639,875
Pool 2020-170, 1.50%, 11/16/2062	391,762	283,292
Pool 2021-183, 1.50%, 01/16/2063	1,439,079	1,043,737
Pool 2021-40, 1.50%, 02/16/2063	720,835	528,627
Pool 2021-21, 1.50%, 06/16/2063	4,704,133	3,414,685
Pool 2021-164, 1.50%, 10/16/2063	387,687	281,014
Pool 2022-7 AC, 1.50%, 01/16/2064	1,850,824	1,350,042
Pool 2013-85 A, 1.55%, 09/16/2046	181,481	161,034
Pool 2013-7 AC, 1.60%, 03/16/2047	445,575	389,060
Pool 2021-75, 1.60%, 04/16/2062	2,321,854	1,699,730
Pool 2020-197, 1.60%, 10/16/2062	3,450,779	2,526,785
Pool 2021-200, 1.60%, 10/16/2062	428,572	321,877
Pool 2022-21 AB, 1.60%, 12/16/2062	1,366,272	1,017,732
Pool 2020-100, 1.65%, 04/16/2062	764,269	575,348
Pool 2021-170, 1.65%, 12/16/2062	761,797	560,459
Pool 2021-65, 1.65%, 12/16/2062	392,917	288,350
Pool 2021-220 AC, 1.65%, 11/16/2063	4,695,961	3,451,961
Pool 2012-139 AB, 1.67%, 02/16/2053	43,320	32,582
Pool 2021-90, 1.70%, 05/16/2061	1,996,816	1,471,336
Pool 2013-50 AB, 1.73%, 05/16/2045	185,331	168,437
Pool 2022-15 AP, 1.75%, 12/16/2055	1,275,689	971,797
Pool 2021-222 AP, 1.75%, 02/16/2056	5,379,246	4,118,156
Pool 2022-14 AG, 1.75%, 01/01/2058	2,175,857	1,626,895
Pool 2021-128 PT, 1.75%, 06/16/2061	459,141	338,896
Pool 2022-41 AD, 1.75%, 01/16/2062	1,740,320	1,374,340
Pool 2021-80, 1.75%, 06/16/2062	1,887,993	1,424,814
Pool 2022-8 AB, 1.75%, 07/16/2062	1,464,971	1,129,316
Pool 2020-128, 1.75%, 10/16/2062	1,943,407	1,414,435
Pool 2021-110 AC, 1.75%, 10/16/2062	137,875	102,298
Pool 2021-33, 1.75%, 10/16/2062	1,096,743	809,016
Pool 2022-042, 1.75%, 03/16/2063	961,284	723,474
Pool 2022-038, 1.75%, 04/16/2064	7,617,035	5,616,084
Pool 2012-144 AD, 1.77%, 01/16/2053	135,100	113,534
Pool 2012-99 AE, 1.80%, 02/16/2048	328,854	269,717
Pool 2013-12 AB, 1.83%, 11/16/2052	90,542	82,485
Pool 2013-72 AC, 1.88%, 05/16/2046	303,499	265,882
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	636,715	496,286
Pool 2012-150 AB, 1.90%, 08/16/2044	19,301	18,131

The accompanying notes are an integral part of the financial statements.

24	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2012-120 A, 1.90%, 02/16/2053	$721,531	$588,948
Pool 2020-71, 1.90%, 01/16/2062	728,360	547,846
Pool 2022-59 AB, 2.00%, 07/16/2043	1,345,489	1,204,971
Pool 2022-115, 2.00%, 09/16/2048	9,625,567	8,249,453
Pool 2013-128 AB, 2.00%, 10/16/2051	804,355	680,446
Pool 2011-143, 2.00%, 10/16/2057	1,508,109	1,145,468
Pool 2017-7, 2.00%, 11/16/2058	64,798	49,914
Pool 2022-77 AD, 2.00%, 01/16/2062	1,229,208	963,808
Pool 2020-118 AC, 2.00%, 04/16/2062	596,171	453,416
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,141,666	858,637
Pool 2020-106 AG, 2.00%, 06/16/2062	755,539	572,232
Pool 2020-111 AD, 2.00%, 09/15/2062	1,507,967	1,149,759
Pool 2020-159, 2.00%, 10/16/2062	1,451,212	1,100,205
Pool 2022-042, 2.00%, 10/16/2062	969,148	761,687
Pool 2022-71 AH, 2.00%, 05/16/2063	1,935,304	1,497,506
Pool 2022-035, 2.00%, 10/16/2063 (b)	354,006	278,521
Pool 2022-49 AH, 2.00%, 03/16/2064	5,655,664	4,282,790
Pool 2022-73 AK, 2.00%, 03/16/2064	2,188,372	1,665,839
Pool 2012-112 AD, 2.09%, 02/16/2053	67,711	55,742
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	156,325	129,254
Pool 2022-74 DA, 2.10%, 12/16/2058 (b)	4,868,204	3,732,343
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	118,546	93,116
Pool AA8478, 2.15%, 05/15/2035	243,518	242,735
Pool AA8479, 2.15%, 11/15/2035	513,834	512,181
Pool 2022-082, 2.15%, 12/16/2050	1,409,011	1,177,268
Pool 2022-96 DA, 2.15%, 02/16/2057	764,923	590,305
Pool 2022-72 AD, 2.15%, 04/16/2063	470,867	365,592
Pool 2012-70 AB, 2.18%, 08/16/2052	16,698	15,964
Pool 2013-94 AB, 2.20%, 03/16/2054	206,939	173,388
Pool 2016-152, 2.20%, 08/15/2058	1,246,376	967,860
Pool 2020-2020, 2.20%, 04/16/2061	493,973	406,578
Pool 2020-70, 2.20%, 04/16/2062	524,719	403,049
Pool AC5324, 2.23%, 09/15/2032	550,803	503,840
Pool 2016-40, 2.25%, 03/16/2050	2,459,622	2,083,204
Pool 2019-127, 2.25%, 08/16/2053	319,335	255,141
Pool 2016-175, 2.25%, 09/16/2058	1,723,378	1,339,009
Pool 2020-10, 2.25%, 05/16/2060	2,205,726	1,847,115
Pool 2020-48, 2.25%, 11/16/2061	1,592,301	1,234,989
Pool 2022-149, 2.25%, 03/16/2062	4,692,295	4,189,578
Pool 2021-112 AC, 2.25%, 10/16/2063	1,413,041	1,084,842
Pool 2022-167, 2.30%, 10/16/2050	8,911,767	7,904,731
Pool 2017-20, 2.30%, 09/16/2057	726,935	578,828
Pool 2016-125, 2.30%, 12/16/2057	512,596	398,959
Pool 2017-003, 2.30%, 09/16/2058	1,028,233	801,827
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	500,000	428,734
Pool 2015-125 AB, 2.35%, 04/16/2047	1,484,770	1,291,693
Pool 2016-26, 2.35%, 11/16/2056	278	245
Pool 2016-87, 2.35%, 03/16/2058	293,575	233,492
Pool 2020-26 AD, 2.35%, 04/15/2061	2,475,536	1,978,987
Pool 2016-40, 2.40%, 06/16/2049	840,727	712,343
Pool 2018-16, 2.40%, 03/16/2050	3,335,444	2,912,537
Pool 2017-30, 2.40%, 03/16/2051	1,107,080	945,656
Pool 2018-26, 2.40%, 03/16/2052	1,282,064	1,160,500
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	137	137
Pool 2017-50, 2.40%, 01/16/2057	2,402,485	1,883,884

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

	Principal Amount	Value
Pool 2017-16, 2.40%, 01/16/2058	$576,781	$462,592
Pool 2017-29, 2.40%, 01/16/2058	1,254,989	1,042,832
Pool 2016-113, 2.40%, 02/16/2058	582,395	457,111
Pool 2017-49, 2.40%, 05/16/2058	1,347,182	1,103,094
Pool 2017-41, 2.40%, 07/16/2058	517,799	442,180
Pool 2020-24 AB, 2.40%, 08/16/2061	862,579	693,303
Pool 2017-169, 2.45%, 03/16/2050	1,283,775	1,132,464
Pool 2020-23 AC, 2.45%, 02/16/2062	611,764	489,577
Pool 2023-174 AE, 2.50%, 09/16/2046 (b)	8,000,000	7,184,658
Pool 2018-30, 2.50%, 10/16/2048	64,281	63,086
Pool 2022-165, 2.50%, 05/16/2049 (b)	8,678,716	7,749,261
Pool 2017-111, 2.50%, 06/16/2051	73,994	66,801
Pool 2015-114 AD, 2.50%, 11/15/2051	382,967	355,273
Pool 2022-162, 2.50%, 04/16/2054	2,212,202	1,886,163
Pool 2022-150, 2.50%, 07/16/2055	1,253,734	1,098,936
Pool 2017-9, 2.50%, 09/16/2056	515,010	408,568
Pool 2017-157, 2.50%, 10/16/2056	450,783	385,412
Pool 2017-28, 2.50%, 02/16/2057	2,456,449	1,942,127
Pool 2016-36 A, 2.50%, 03/16/2057	125,023	104,018
Pool 2017-72, 2.50%, 04/16/2057	442,503	350,745
Pool 2016-71, 2.50%, 10/16/2057	1,198,947	954,461
Pool 2017-46, 2.50%, 11/16/2057	1,665,164	1,318,458
Pool 2017-64, 2.50%, 11/16/2057	379,844	300,644
Pool 2017-22, 2.50%, 12/16/2057	2,455,458	1,959,890
Pool 2017-47, 2.50%, 08/16/2058	281,517	238,530
Pool 2017-81, 2.50%, 09/16/2058	258,266	208,859
Pool 2017-97, 2.50%, 09/16/2058	232,296	187,644
Pool 2018-3, 2.50%, 10/16/2058	2,905,107	2,384,853
Pool 2017-154, 2.50%, 12/16/2058	1,771,592	1,412,080
Pool 2017-127, 2.50%, 02/16/2059	495,734	393,986
Pool 2017-143, 2.50%, 02/16/2059	850,985	673,317
Pool 2018-75, 2.50%, 04/16/2059	672,221	578,018
Pool 2017-191, 2.50%, 07/16/2059 (b)	2,231,953	1,762,049
Pool 2018-2, 2.50%, 07/16/2059	412,691	329,609
Pool 2017-169, 2.50%, 09/16/2059	76,533	60,932
Pool 2019-141, 2.50%, 08/16/2060	836,612	667,623
Pool 2020-8 AL, 2.50%, 01/16/2061	284,009	235,198
Pool 2019-107, 2.50%, 02/16/2061	520,005	412,793
Pool 2020-2 AH, 2.50%, 02/16/2061	2,297,913	1,878,200
Pool 2019-147 AE, 2.50%, 06/16/2061	623,386	493,241
Pool 2020-72, 2.50%, 02/16/2062	1,767,001	1,416,842
Pool 2020-10 AC, 2.50%, 04/16/2062	1,302,810	1,038,302
Pool 2016-64, 2.55%, 12/16/2057	772,338	621,102
Pool 2019-124, 2.55%, 09/16/2060	198,343	172,840
Pool 2018-74 AG, 2.60%, 12/16/2050	115,817	113,686
Pool 2017-106, 2.60%, 04/16/2051	81,966	72,708
Pool 2015-101 AE, 2.60%, 03/16/2052	254,745	220,967
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,496,506	1,283,223
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	1,824,705	1,525,979
Pool 2018-69, 2.60%, 03/16/2056	580,169	547,502
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	426,708	352,098
Pool 2016-24, 2.60%, 12/16/2056	128,574	111,103
Pool 2016-41, 2.60%, 06/16/2057	94,620	76,601
Pool 2017-90, 2.60%, 07/16/2057	2,056,195	1,753,833
Pool 2017-62, 2.60%, 11/16/2057	747,627	638,460

The accompanying notes are an integral part of the financial statements.

26	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2017-92, 2.60%, 06/16/2058	$973,976	$842,780
Pool 2018-16, 2.60%, 06/16/2058	2,313,611	1,945,024
Pool 2017-74, 2.60%, 09/16/2058	2,561,331	2,096,939
Pool 2018-28, 2.60%, 09/16/2058	3,624,888	3,032,133
Pool 2017-108, 2.60%, 10/16/2058	403,797	334,286
Pool 2017-135, 2.60%, 10/16/2058	2,207,875	1,792,735
Pool 2017-70, 2.60%, 10/16/2058	158,542	130,442
Pool 2017-102, 2.60%, 12/16/2058 (b)	972,853	780,015
Pool 2017-124, 2.60%, 12/16/2058	436,208	357,107
Pool 2017-131, 2.60%, 12/16/2058 (b)	966,259	776,118
Pool 2017-7, 2.60%, 12/16/2058 (b)	2,596,147	1,785,677
Pool 2018-9, 2.60%, 12/16/2058	1,009,792	824,917
Pool 2017-105, 2.60%, 01/16/2059	287,287	237,818
Pool 2017-143, 2.60%, 01/16/2059	1,245,489	1,006,095
Pool 2017-94, 2.60%, 02/16/2059	180,963	148,795
Pool 2017-169, 2.60%, 04/16/2059 (b)	3,373,853	2,726,487
Pool 2017-185, 2.60%, 04/16/2059 (b)	107,300	86,929
Pool 2017-126, 2.60%, 05/16/2059	65,953	54,834
Pool 2017-152, 2.60%, 05/16/2059	303,743	252,545
Pool 2017-61, 2.60%, 05/16/2059	622,311	516,916
Pool 2018-41 AD, 2.60%, 06/16/2059	558,197	498,541
Pool 2018-35, 2.60%, 09/16/2059	2,340,340	1,967,168
Pool 2019-88, 2.60%, 12/16/2059	515,414	440,246
Pool 2017-190, 2.60%, 03/16/2060	605,124	492,322
Pool 2019-147, 2.60%, 09/16/2060	144,575	119,509
Pool 2019-130, 2.60%, 11/16/2061	296,200	250,730
Pool 591746, 2.63%, 06/15/2048	699,453	696,956
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	86,373	76,368
Pool 2015-86 AC, 2.65%, 03/16/2050	307,539	283,977
Pool 2015-171 EA, 2.65%, 12/16/2052	35,576	29,613
Pool 2016-178, 2.65%, 08/16/2058	2,447,363	2,013,189
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	179,176	155,178
Pool 2018-60, 2.70%, 12/16/2058	661,850	578,098
Pool 2017-159, 2.70%, 01/16/2059	482,016	393,254
Pool 2018-25, 2.70%, 04/16/2059	4,537,469	3,841,419
Pool 2018-43, 2.70%, 10/16/2059	813,781	673,574
Pool 2022-102, 2.70%, 06/16/2064 (b)	3,067,366	2,496,337
Pool AC3668, 2.73%, 04/15/2043	1,673,701	1,667,900
Pool 2018-62, 2.75%, 05/16/2051	536,123	480,197
Pool 2016-39, 2.75%, 01/16/2056	1,337,520	1,090,607
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	308,537	273,091
Pool 2017-54, 2.75%, 09/16/2057	226,807	190,837
Pool 2019-81 AC, 2.75%, 08/16/2060	50,562	42,511
Pool 2019-146, 2.75%, 07/16/2061 (b)	820,793	691,379
Pool 2022-163, 2.75%, 07/16/2062	544,986	479,450
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	442,536	386,560
Pool 2014-186 AH, 2.80%, 08/16/2054	89,936	79,136
Pool 2015-140 AC, 2.80%, 11/16/2056	551,370	480,369
Pool 2018-56, 2.80%, 04/16/2058	1,989,607	1,741,842
Pool BX1556, 2.80%, 06/15/2062	9,218,121	8,134,149
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	44,920	38,930
Pool 2018-82, 2.85%, 12/16/2051	1,064,743	920,974
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	8,976	8,823
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	615,845	537,411
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	64,108	58,371

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

	Principal Amount	Value
Pool AV9479, 2.90%, 10/15/2051	$7,596,343	$7,570,946
Pool 2013-154, 2.90%, 09/16/2053 (b)	529,116	455,624
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	378,940	333,534
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	222,019	198,146
Pool 2018-110, 2.90%, 09/16/2059	138,028	119,942
Pool 2019-94 AG, 2.95%, 07/16/2060	324,639	295,659
Pool 2016-40, 2.98%, 05/16/2050 (b)	790,465	694,476
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	1,975,000	1,638,203
Pool 2018-73, 3.00%, 04/16/2049	119,425	110,685
Pool 2018-96, 3.00%, 09/16/2049	487,380	442,459
Pool 2018-62, 3.00%, 05/16/2050	81,162	74,896
Pool 2018-98, 3.00%, 10/16/2050	78,780	74,575
Pool 2019-53, 3.00%, 06/16/2051	38,207	37,480
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,035,540
Pool 2022-187, 3.00%, 03/16/2054	441,864	396,785
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	400,000	348,434
Pool 2022-158, 3.00%, 06/16/2056 (b)	1,472,625	1,305,304
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	534,257	466,002
Pool 2018-88, 3.00%, 02/16/2058	867,635	745,416
Pool 2018-43, 3.00%, 12/16/2058	161,232	145,023
Pool 2019-63, 3.00%, 02/16/2060	178,066	162,771
Pool 2019-47, 3.00%, 05/16/2060	125,471	108,328
Pool 2019-66, 3.00%, 05/16/2060	4,291	4,109
Pool 2019-75 AC, 3.00%, 05/16/2060	383,953	354,560
Pool 2023-26, 3.00%, 05/16/2064 (b)	2,235,298	1,922,661
Pool 2022-144, 3.00%, 10/16/2064 (b)	722,902	604,913
Pool 2014-164 BA, 3.05%, 09/16/2052	155,803	149,579
Pool AS2544, 3.10%, 04/15/2042	692,801	623,861
Pool 2014-164 AN, 3.10%, 03/16/2055 (b)	592,282	508,973
Pool AK8205, 3.10%, 09/15/2055	2,131,857	1,892,499
Pool 2018-85, 3.10%, 07/16/2057 (b)	699,319	618,794
Pool 2019-64, 3.10%, 01/16/2060	391,680	346,263
Pool 2019-105 A, 3.10%, 05/16/2061	10,010	8,861
Pool 2022-220, 3.15%, 04/16/2053	1,468,589	1,313,640
Pool 2022-184, 3.15%, 01/16/2054	3,600,899	3,227,754
Pool 2023-30, 3.15%, 07/16/2057	1,602,962	1,436,686
Pool 2018-136 AE, 3.15%, 09/16/2058	873,970	789,036
Pool 2019-32, 3.15%, 12/16/2059	616,867	585,602
Pool 2019-80 AB, 3.15%, 11/16/2060	34,500	29,436
Pool 2018-99, 3.20%, 01/16/2052	20,103	19,771
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	762,091
Pool AK7840, 3.25%, 03/15/2050	855,599	782,537
Pool 2022-202 AB, 3.25%, 07/16/2053 (b)	4,916,857	4,365,400
Pool 2022-199, 3.25%, 02/16/2054	634,693	575,033
Pool 2023-73, 3.25%, 09/16/2055 (b)	3,966,961	3,587,046
Pool 2023-33, 3.25%, 06/16/2056 (b)	3,009,570	2,597,128
Pool 2023-2, 3.25%, 07/16/2056 (b)	1,975,145	1,769,921
Pool 2019-26, 3.25%, 01/16/2060	62,702	61,553
Pool 2019-37, 3.25%, 02/16/2060	910,314	840,744
Pool 2018-165 AB, 3.25%, 09/16/2060	1,409,008	1,201,157
Pool 2023-50, 3.25%, 09/16/2063 (b)	992,119	864,730
Pool 2023-34, 3.25%, 01/16/2064 (b)	2,972,987	2,565,422
Pool 2023-95 AD, 3.25%, 04/16/2064 (b)	2,295,500	2,022,694
Pool 2023-78, 3.25%, 06/16/2064 (b)	2,990,012	2,578,464
Pool 2014-155 DC, 3.33%, 06/16/2047 (b)	642,518	600,973

The accompanying notes are an integral part of the financial statements.

28	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2014-61 A, 3.34%, 02/16/2054 (b)	$582,002	$527,358
Pool 2023-31, 3.35%, 01/16/2056	1,730,848	1,547,103
Pool AT8470, 3.40%, 10/15/2051	1,710,247	1,529,379
Pool AN9543, 3.45%, 11/15/2050	1,536,145	1,389,601
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	466,130	417,003
Pool 2023-124 GK, 3.50%, 03/16/2055 (b)	5,974,890	5,449,731
Pool 2023-92 AC, 3.50%, 10/16/2062 (b)	3,839,716	3,482,929
Pool 2023-36, 3.50%, 03/16/2063 (b)	1,324,038	1,192,552
Pool 2023-139 AG, 3.50%, 06/16/2064 (b)	4,995,029	4,360,205
Pool AD8950, 3.51%, 09/15/2048	1,883,767	1,877,185
Pool AM0526, 3.51%, 05/15/2050	997,372	911,458
Pool AH5339, 3.55%, 12/15/2050	1,176,858	1,068,057
Pool AC6851, 3.62%, 08/15/2048	832,611	829,704
Pool AC6853, 3.62%, 08/15/2048	832,611	829,704
Pool 661707, 3.75%, 12/15/2054	811,069	746,989
Pool 2023-8, 3.75%, 10/16/2063	2,870,273	2,644,225
Pool 2023-119 AE, 3.75%, 03/16/2064 (b)	6,885,095	6,229,143
Pool AG7484, 3.83%, 03/15/2049	423,661	415,618
Pool AO6152, 3.94%, 01/15/2045	1,754,065	1,610,351
Pool 2023-126 A, 4.00%, 06/16/2050	2,037,837	1,941,869
Pool AH7386, 4.00%, 11/15/2053	1,789,366	1,644,957
Pool 2023-126 AB, 4.00%, 06/16/2054	3,127,247	2,925,362
Pool 2023-91 AC, 4.00%, 02/16/2055	5,788,772	5,460,347
Pool 2023-44, 4.00%, 08/16/2056	5,301,556	4,840,532
Pool 2023-142 A, 4.00%, 08/16/2063 (b)	1,108,084	1,038,482
Pool 768250, 4.01%, 08/15/2052	2,237,872	2,219,203
Pool 2023-144 AB, 4.25%, 12/16/2057	1,127,917	1,054,423
Pool 2023-104 AC, 4.25%, 10/16/2062	9,763,966	9,176,377
Pool AH1338, 4.61%, 06/15/2055	457,701	425,584
Pool K502, 4.80%, 09/25/2028 (b)	1,200,000	1,193,211
Pool 2023-177 A, 5.00%, 11/16/2063	1,893,000	1,857,363
Pool 699710, 5.43%, 07/15/2044	321,436	319,545
Pool 637911, 6.00%, 07/15/2035	282,369	280,929
Pool 636413, 6.25%, 04/15/2036	505,146	502,693
		378,994,372

GNMA Single Family - 0.43%
Pool BV1487, 2.50%, 08/20/2050	212,144	176,873
Pool G2 CE6248, 2.50%, 08/20/2051	223,233	185,614
Pool AD1699, 3.00%, 02/15/2043	51,867	45,585
Pool AV5053, 3.00%, 10/20/2046	290,633	253,326
Pool AX5461, 3.00%, 12/20/2046	642,873	557,396
Pool AX5544, 3.00%, 01/20/2047	159,079	138,267
Pool BV1491, 3.00%, 08/20/2050	390,811	339,662
Pool 779354, 3.50%, 06/15/2042	3,680	3,349
Pool AX5545, 3.50%, 01/20/2047	416,391	378,031
Pool BC5351, 3.50%, 09/20/2047	250,071	225,585
Pool BD9036, 3.50%, 11/20/2047	580,897	526,477
Pool 737576, 4.00%, 11/15/2040	11,621	10,968
Pool 737712, 4.00%, 12/15/2040	89,648	83,906
Pool 757173, 4.00%, 12/20/2040	72,210	68,064
Pool 737837, 4.00%, 01/15/2041	182,474	171,327
Pool 759104, 4.00%, 01/15/2041	149,831	139,830
Pool 2759436, 4.00%, 01/20/2041	55,707	52,356
Pool 2759466, 4.00%, 01/20/2041	144,368	136,081

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

	Principal Amount	Value
Pool 759191, 4.00%, 02/15/2041	$226,357	$209,959
Pool 2759301, 4.00%, 02/20/2041	168,011	157,904
Pool 2763042, 4.00%, 04/20/2041	62,573	58,014
Pool 738629, 4.00%, 08/15/2041	287,807	269,373
Pool 738630, 4.00%, 08/15/2041	237,007	221,826
Pool 770515, 4.00%, 08/15/2041	364,862	337,888
Pool 738735, 4.00%, 09/15/2041	82,341	76,661
Pool 738954, 4.00%, 11/15/2041	48,996	45,617
Pool 778766, 4.00%, 01/15/2042	273,527	256,005
Pool 778847, 4.00%, 02/15/2042	41,408	38,731
Pool AF3781, 4.00%, 09/15/2043	287,697	268,484
Pool AG8734, 4.00%, 12/15/2043	88,976	83,604
Pool BH0074, 4.00%, 06/20/2048	938,001	867,241
Pool BI3170, 4.00%, 07/20/2048	239,572	221,372
Pool 717198, 4.50%, 06/15/2039	148,493	143,374
Pool 714594, 4.50%, 07/15/2039	31,260	30,183
Pool 720208, 4.50%, 07/15/2039	144,836	139,690
Pool 726402, 4.50%, 10/15/2039	12,743	12,262
Pool 728954, 4.50%, 12/15/2039	103,218	99,297
Pool 729017, 4.50%, 01/15/2040	198,957	190,467
Pool 737051, 4.50%, 03/15/2040	132,421	128,321
Pool 737222, 4.50%, 05/15/2040	112,839	109,311
Pool 698160, 4.50%, 07/15/2040	55,653	53,361
Pool 748456, 4.50%, 08/15/2040	152,201	146,976
Pool 738152, 4.50%, 04/15/2041	380,540	366,517
Pool 738267, 4.50%, 05/15/2041	165,083	159,154
Pool 763543, 4.50%, 05/15/2041	75,284	71,833
Pool 738397, 4.50%, 06/15/2041	254,015	246,153
Pool 770396, 4.50%, 06/15/2041	50,024	47,789
Pool 2783417, 4.50%, 08/20/2041	1,778,782	1,734,005
Pool BH0075, 4.50%, 06/20/2048	262,392	249,979
Pool 688624, 5.00%, 05/15/2038	73,633	72,556
Pool 411105, 5.00%, 01/15/2039	23,584	23,185
Pool 439079, 5.00%, 02/15/2039	108,159	106,427
Pool 646728, 5.00%, 03/15/2039	69,923	69,029
Pool 646750, 5.00%, 04/15/2039	54,871	54,441
Pool 646777, 5.00%, 05/15/2039	33,159	32,735
Pool 720288, 5.00%, 08/15/2039	83,805	81,619
Pool 722944, 5.00%, 08/15/2039	52,436	51,798
Pool 723006, 5.00%, 10/15/2039	129,794	128,748
Pool 726403, 5.00%, 10/15/2039	22,766	22,412
Pool 737055, 5.00%, 03/15/2040	40,147	39,436
Pool 658393, 5.00%, 06/15/2040	171,695	168,639
Pool 2783418, 5.00%, 06/20/2040	1,166,654	1,123,497
Pool 684677, 5.50%, 03/15/2038	70,326	70,014
Pool 2688636, 5.50%, 05/20/2038	200,101	202,855
Pool 690974, 5.50%, 06/15/2038	37,301	36,988
Pool 2409120, 5.50%, 07/20/2038	49,246	49,681
Pool 2700671, 5.50%, 10/20/2038	64,498	65,386
Pool 411116, 5.50%, 01/15/2039	128,593	128,025
Pool 2684988, 6.00%, 03/20/2038	77,566	79,336
Pool 688626, 6.00%, 05/15/2038	97,956	98,692
Pool 2693900, 6.00%, 07/20/2038	121,533	124,529
Pool 696513, 6.00%, 08/15/2038	31,603	31,840
Pool 2696843, 6.00%, 08/20/2038	51,181	52,221

The accompanying notes are an integral part of the financial statements.

30	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 699255, 6.00%, 09/15/2038	$122,465	$123,384
Pool 705999, 6.00%, 01/15/2039	81,742	82,357
Pool 530199, 7.00%, 03/20/2031	33,964	33,603
		13,687,481

HUD - 0.01%
Pool 0620, 5.77%, 08/01/2026	328,000	328,021

Small Business Administration - 0.55%
Pool American, 1.25%, 04/11/2038 (b)	540,434	540,900
Pool Cleburne, 1.25%, 07/15/2038 (b)	403,855	405,430
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (b)	204,234	210,314
Pool Premie, 2.95%, 08/29/2038 (b)	581,266	615,614
Pool Buck Pizza, 5.23%, 07/15/2024 (b)	467	468
Pool 507253, 5.75%, (PRIME-2.750%), 05/25/2030 (b)	11,457	11,463
Pool 508206, 5.85%, (PRIME-2.650%), 09/25/2032 (b)	11,741	11,748
Pool 508298, 5.85%, (PRIME-2.650%), 01/25/2033 (b)	150,284	150,413
Pool 508506, 5.88%, (PRIME-2.625%), 06/25/2033 (b)	76,077	76,083
Pool 530311, 5.95%, (PRIME-2.550%), 04/25/2033 (b)	2,330,906	2,319,559
Pool 509596, 6.50%, (PRIME-2.000%), 11/25/2024 (b)	29,289	29,073
Pool 509670, 6.50%, (PRIME-2.000%), 04/25/2025 (b)	31,755	31,475
Pool 509678, 6.50%, (PRIME-2.000%), 05/25/2025 (b)	127,224	126,276
Pool 509748, 6.50%, (PRIME-2.000%), 09/25/2025 (b)	292,285	290,029
Pool 509348, 6.50%, (PRIME-2.000%), 02/25/2038 (b)	266,623	262,234
Pool 509350, 6.50%, (PRIME-2.000%), 03/25/2038 (b)	146,836	144,293
Pool 509391, 6.50%, (PRIME-2.000%), 06/25/2038 (b)	248,213	246,161
Pool 509417, 6.50%, (PRIME-2.000%), 10/25/2038 (b)	270,914	266,880
Pool 509460, 6.50%, (PRIME-2.000%), 01/25/2039 (b)	542,572	536,698
Pool 509541, 6.50%, (PRIME-2.000%), 08/25/2039 (b)	167,612	162,938
Pool 509573, 6.50%, (PRIME-2.000%), 09/25/2039 (b)	799,881	807,092
Pool 509575, 6.50%, (PRIME-2.000%), 10/25/2039 (b)	863,931	881,501
Pool 509661, 6.50%, (PRIME-2.000%), 03/25/2040 (b)	1,148,368	1,162,695
Pool 509688, 6.50%, (PRIME-2.000%), 08/25/2040 (b)	834,890	841,034
Pool 509735, 6.50%, (PRIME-2.000%), 09/25/2040 (b)	565,533	567,709
Pool 509760, 6.50%, (PRIME-2.000%), 11/25/2040 (b)	879,582	896,388
Pool 509977, 6.90%, (PRIME-1.600%), 03/25/2042 (b)	85,483	87,052
Pool 510004, 7.25%, (PRIME-1.250%), 05/25/2042 (b)	149,869	152,850
Pool 509793, 7.36%, (PRIME-1.144%), 01/25/2041 (b)	678,319	688,657
Pool 510051, 7.75%, (PRIME-0.750%), 07/25/2042 (b)	145,791	152,419
Pool 509010, 7.83%, (PRIME-0.675%), 01/25/2036 (b)	34,425	34,782
Pool 522124, 8.31%, (PRIME-0.180%), 02/25/2040 (b)	205,150	212,925
Pool 510047, 8.33%, (PRIME-0.171%), 09/25/2042 (b)	445,680	473,403
Pool 509900, 8.40%, (PRIME-0.098%), 03/25/2042 (b)	1,152,370	1,214,288
Pool 522305, 8.69%, (PRIME+0.182%), 11/25/2028 (b)	106,125	108,076
Pool 509967, 8.90%, (PRIME+0.402%), 03/25/2032 (b)	124,767	130,753
Pool 521967, 9.03%, (PRIME+0.515%), 06/25/2038 (b)	333,516	348,746
Pool 522053, 9.10%, (PRIME+0.577%), 05/25/2026 (b)	28,541	28,411
Pool 509647, 9.11%, (PRIME+0.605%), 12/25/2026 (b)	19,532	19,542
Pool 522440, 9.15%, (PRIME+0.575%), 07/25/2029 (b)	150,229	155,594
Pool 522194, 9.19%, (PRIME+0.624%), 09/25/2040 (b)	69,328	74,273
Pool 522125, 9.21%, (PRIME+0.842%), 10/25/2026 (b)	10,110	10,145
Pool 522158, 9.25%, (PRIME+0.879%), 01/25/2027 (b)	117,324	119,193
Pool 521984, 9.25%, (PRIME+0.578%), 10/25/2038 (b)	76,201	80,192
Pool 522020, 9.30%, (PRIME+0.855%), 02/25/2026 (b)	9,705	9,613
Pool 521860, 9.30%, (PRIME+0.913%), 03/25/2037 (b)	105,337	110,299
Pool 522317, 9.32%, (PRIME+0.963%), 03/25/2029 (b)	112,403	116,653

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

	Principal Amount	Value
Pool 521919, 9.33%, (PRIME+0.807%), 12/25/2037 (b)	$35,095	$36,755
Pool 510056, 9.33%, (PRIME+0.829%), 08/25/2042 (b)	85,794	93,450
Pool 522328, 9.36%, (PRIME+0.917%), 05/25/2029 (b)	12,992	13,542
Pool 521884, 9.37%, (PRIME+0.772%), 08/25/2037 (b)	100,242	103,874
Pool 522371, 9.39%, (PRIME+0.789%), 10/25/2029 (b)	40,337	41,719
Pool 522423, 9.40%, (PRIME+0.785%), 12/25/2028 (b)	186,579	192,746
Pool 522029, 9.40%, (PRIME+0.947%), 02/25/2039 (b)	12,867	13,627
Pool 522268, 9.42%, (PRIME+0.916%), 01/25/2029 (b)	277,507	283,173
Pool 521970, 9.43%, (PRIME+0.913%), 07/25/2038 (b)	160,654	170,322
Pool 522156, 9.50%, (PRIME+0.983%), 05/25/2040 (b)	114,607	121,770
Pool 522387, 9.52%, (PRIME+0.967%), 01/25/2030 (b)	88,204	91,722
Pool 522282, 9.66%, (PRIME+1.136%), 09/25/2028 (b)	48,490	49,866
Pool 522327, 9.72%, (PRIME+1.192%), 05/25/2029 (b)	215,631	224,406
Pool 522150, 9.91%, (PRIME+1.205%), 02/25/2026 (b)	3,272	3,275
		17,362,581

Small Business Administration Participation Certificates - 0.78%
Pool 2020-10D, 0.81%, 07/01/2030	2,769,638	2,481,629
Pool 2022-20B, 2.22%, 02/01/2042	9,405,613	8,122,404
Pool 2015-20C, 2.72%, 03/01/2035	27,260	24,792
Pool 2012-20A, 2.76%, 01/01/2032	10,003	9,196
Pool 2016-20L, 2.81%, 12/01/2036	209,572	189,220
Pool 2017-20F, 2.81%, 06/01/2037	4,742,933	4,267,724
Pool 2017-20C, 3.04%, 03/01/2037	3,399,724	3,100,168
Pool 2014-20D, 3.11%, 04/01/2034	1,263,856	1,172,564
Pool 2010-20K, 3.25%, 11/01/2030	4,981	4,696
Pool 2018-20E, 3.50%, 05/01/2038	3,327,438	3,038,523
Pool 2013-20I, 3.62%, 09/01/2033	278,534	263,514
Pool 2009-20J, 3.92%, 10/01/2029	1,501,973	1,443,629
Pool 2010-20E, 4.11%, 05/01/2030	46,708	44,745
Pool 2011-20B, 4.22%, 02/01/2031	235,864	225,446
Pool 2009-20D, 4.31%, 04/01/2029	254,672	248,262
Pool 2008-20C, 5.49%, 03/01/2028	2,400	2,350
Pool 2008-20E, 5.49%, 05/01/2028	6,864	6,746
		24,645,608

Small Business Investment Company Certificates - 0.51%
Pool 2016-10B, 2.05%, 09/10/2026	3,792,103	3,581,497
Pool 2015-10B, 2.83%, 09/10/2025	88,359	84,705
Pool 2022-10A, 2.94%, 03/10/2032	3,958,265	3,497,395
Pool 2014-10B, 3.02%, 09/10/2024	135,472	132,846
Pool 2014-10A, 3.19%, 03/10/2024	1,522,390	1,511,652
Pool 2022-10B, 4.26%, 09/10/2032	2,420,265	2,281,701
Pool 2023-10A, 5.17%, 03/10/2033	4,952,552	4,891,469
		15,981,265

Tennessee Valley Authority - 0.37%
Pool 2021, 1.50%, 09/15/2031	15,000,000	11,823,077

USDA Loan - 0.00%
Pool Highland, 5.28%, 07/14/2024	138,830	140,254
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,268,060,698)		1,997,739,826

The accompanying notes are an integral part of the financial statements.

32	The CCM Community Impact Bond Fund

	Principal Amount	Value
CORPORATE BONDS - 12.03%
Communication Services - 1.66%
Alphabet
1.10%, 08/15/2030	$31,153,000	$25,050,080
Comcast Corp.
4.65%, 02/15/2033	26,283,000	25,410,036
Verizon Communications
5.05%, 05/09/2033	2,274,000	2,237,831
		52,697,947
Consumer Discretionary - 0.97%
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,385,892
Howard University
1.99%, 10/01/2025	1,000,000	929,852
2.42%, 10/01/2024	2,018,000	1,968,367
National Community Renaissance of California
3.27%, 12/01/2032	7,840,000	6,366,427
Preservation of Affordable Housing
4.48%, 12/01/2032	5,100,000	4,672,358
Salvation Army
5.64%, 09/01/2026	1,875,000	1,879,940
Toyota Motor Corp.
5.12%, 07/13/2028	5,690,000	5,785,422
5.28%, 07/13/2026	4,611,000	4,647,425
		30,635,683
Consumer Staples - 0.40%
Walmart
1.80%, 09/22/2031	15,336,000	12,543,144

Financials - 7.04%
American Express
4.05%, 05/03/2029	26,114,000	25,041,112
Andrew W Mellon Foundation
0.95%, 08/01/2027	20,238,000	17,684,846
Bank of America Corp.
2.46%, TSFR3M + 1.132%, 10/22/2025 (b)	8,883,000	8,600,268
6.20%, SOFRRATE + 1.990%, 11/10/2028 (b)	30,046,000	30,722,757
Capital Impact Partners
5.70%, 07/15/2026	1,000,000	1,000,526
Citigroup Global Markets Holdings
6.00%, 10/20/2027	5,000,000	4,971,883
Equitable Financial Life Global Funding
1.30%, 07/12/2026 (c)	13,949,000	12,402,152
Goldman Sachs Group
4.39%, SOFRRATE + 1.510%, 06/15/2027 (b)	23,900,000	23,160,416
JPMorgan Chase
6.07%, SOFRRATE + 1.330%, 10/22/2027 (b)	3,884,000	3,947,072
Local Initiatives Support Corp.
1.00%, 11/15/2025	5,000,000	4,478,799
Massachusetts State Higher Education Assistance Corp.
2.67%, 07/01/2031	6,000,000	4,786,029
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (c)	16,323,000	15,231,911
4.40%, 06/30/2027 (c)	14,695,000	14,147,811

The accompanying notes are an integral part of the financial statements.

(Unaudited)	33

	Principal Amount	Value
PNC Financial Services Group
1.15%, 08/13/2026	$18,857,000	$16,877,656
Prudential Financial
1.50%, 03/10/2026	13,838,000	12,727,732
Reinvestment Fund
3.70%, 02/15/2025	150,000	144,409
State Street Corp.
5.75%, SOFRRATE + 1.353%, 11/04/2026 (b)	3,121,000	3,130,408
Truist Financial Corp.
1.27%, SOFRRATE + 0.609%, 03/02/2027 (b)	12,215,000	10,989,428
United Jewish Appeal-Federation of Jewish Philanthropies of New York
0.92%, 02/01/2024	1,010,000	1,002,082
USAA Capital Corp.
2.13%, 05/01/2030 (c)	14,399,000	11,785,446
		222,832,743
Government-Related - 0.09%
Europe Development Bank
3.00%, 06/16/2025	3,000,000	2,909,373

Information Technology - 0.64%
salesforce.com
1.50%, 07/15/2028	23,297,000	20,280,862

Real Estate - 1.23%
ERP Operating
4.15%, 12/01/2028	1,000,000	951,958
Prologis
1.25%, 10/15/2030	5,716,000	4,407,744
4.63%, 01/15/2033	35,172,000	33,417,135
		38,776,837

TOTAL CORPORATE BONDS (Cost $407,009,026)		380,676,589

MUNICIPAL BONDS - 11.70%
California - 1.71%
Alameda County, Ser A, GO
Callable 02/01/2028 @ 100
3.753%, 08/01/2032	1,425,000	1,287,245
Alameda County, Ser B, GO
3.649%, 08/01/2030	325,000	301,640
3.460%, 08/01/2027	685,000	653,837
3.410%, 08/01/2026	1,250,000	1,202,696
California State Health Facilities Financing Authority, Ser A, RB
3.478%, 06/01/2029	2,500,000	2,322,939
3.378%, 06/01/2028	1,915,000	1,797,592
2.534%, 06/01/2028	1,050,000	950,295
2.211%, 06/01/2025	765,000	732,085
1.829%, 06/01/2029	5,975,000	5,083,315
1.168%, 06/01/2026	1,660,000	1,510,086
0.952%, 06/01/2025	3,215,000	3,019,322

The accompanying notes are an integral part of the financial statements.

34	The CCM Community Impact Bond Fund

	Principal Amount	Value
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	$2,460,000	$2,144,671
California State Housing Finance Agency, Ser A, RB
Pre-Refunded @ 100
2.794%, 08/01/2025	745,000	732,443
Emeryville California, GO
6.000%, 08/01/2025	1,035,000	1,045,154
6.000%, 08/01/2028	310,000	319,459
Los Angeles City, Ser A, GO
3.000%, 09/01/2026	5,295,000	5,045,925
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	520,775
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	552,716
3.500%, 09/01/2027	250,000	234,710
Oakland City, GO
5.250%, 07/15/2027	1,640,000	1,656,323
Oakland City, Ser A-2, GO
3.000%, 01/15/2025	2,960,000	2,883,596
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	797,555
1.830%, 01/15/2027	1,000,000	907,469
1.630%, 01/15/2025	780,000	747,750
San Diego Unified School District, Ser ZR-1, GO
1.599%, 07/01/2028	1,250,000	1,068,814
San Francisco City & County Redevelopment Agency Successor Agency, Ser A, TA
3.633%, 08/01/2026	575,000	550,876
2.071%, 08/01/2027	4,125,000	3,676,952
1.561%, 08/01/2025	4,135,000	3,885,159
1.286%, 08/01/2024	790,000	768,705
San Francisco City & County Redevelopment Agency Successor Agency, Ser C, TA
3.125%, 08/01/2024	1,850,000	1,819,063
San Francisco City & County Redevelopment Agency Successor Agency, TA
5.424%, 08/01/2025	130,000	130,002
San Francisco City & County, GO
2.952%, 06/15/2025	400,000	387,623
San Francisco City & County, Ser A, GO
0.728%, 06/15/2025	800,000	747,620
0.396%, 06/15/2024	3,095,000	3,015,701
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	327,814
1.705%, 06/15/2029	410,000	345,318
1.555%, 06/15/2028	250,000	215,285
1.324%, 06/15/2027	450,000	397,639
1.104%, 06/15/2026	245,000	222,318

The accompanying notes are an integral part of the financial statements.

(Unaudited)	35

	Principal Amount	Value
0.766%, 06/15/2025	$90,000	$84,157
		54,092,644

Colorado - 0.56%
Colorado State Housing & Finance Authority, Ser A, RB
Callable 05/01/2024 @ 100
2.873%, 11/01/2024	55,000	53,802
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	99,100	88,036
Colorado State Housing & Finance Authority, Ser A-1, RB
4.554%, 11/01/2028	705,000	681,796
4.504%, 05/01/2028	650,000	630,404
4.464%, 11/01/2027	285,000	277,283
4.434%, 05/01/2027	1,000,000	975,604
Colorado State Housing & Finance Authority, Ser C-1, RB
2.175%, 11/01/2025	150,000	141,764
2.125%, 05/01/2025	175,000	167,546
Colorado State Housing & Finance Authority, Ser F1, RB
4.715%, 11/01/2029	675,000	651,625
4.665%, 05/01/2029	750,000	725,582
4.645%, 11/01/2028	745,000	723,373
4.585%, 05/01/2028	700,000	681,101
Colorado State Housing & Finance Authority, Ser H-1, RB
5.117%, 11/01/2027	1,250,000	1,244,661
5.017%, 05/01/2027	2,475,000	2,459,128
4.967%, 11/01/2026	1,285,000	1,276,541
4.917%, 05/01/2026	1,200,000	1,191,855
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,096,514	1,783,173
Colorado State Housing & Finance Authority, Ser K-1, RB
5.254%, 11/01/2029	360,000	357,235
5.214%, 05/01/2029	500,000	496,458
5.191%, 11/01/2028	300,000	298,284
5.131%, 05/01/2028	30,000	29,827
5.101%, 11/01/2027	1,125,000	1,119,566
Colorado State Housing & Finance Authority, Ser N-1, RB
5.272%, 05/01/2026	600,000	600,688
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	196,483	175,496
Denver City & County Housing Authority, Ser B, RB
Callable 02/01/2024 @ 100
0.839%, 08/01/2024	870,000	843,512
		17,674,340

Delaware - 0.10%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	3,551,547	3,169,015

The accompanying notes are an integral part of the financial statements.

36	The CCM Community Impact Bond Fund

	Principal Amount	Value
District of Columbia - 0.09%
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
3.236%, 03/01/2049	$2,204,444	$1,990,920
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
Callable 02/15/2039 @ 100
3.875%, 06/15/2045	819,457	764,750
		2,755,670

Florida - 0.16%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	2,097,229	1,889,551
Florida State Housing Finance Corp., Ser 2, RB
4.840%, 01/01/2029	525,000	514,873
Florida State Housing Finance Corp., Ser 6, RB
5.763%, 07/01/2028	5,000	5,105
5.613%, 01/01/2027	365,000	368,667
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	378,548	336,000
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	1,239,938	1,103,746
Miami Beach Florida, Ser B, GO
4.674%, 05/01/2029	510,000	506,678
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	443,224	396,796
		5,121,416

Georgia - 0.01%
Atlanta Development Authority, Ser A, RB
2.622%, 12/01/2024	75,000	73,020
Atlanta Urban Residential Finance Authority, Ser A, RB
2.544%, 12/01/2023	390,000	390,000
		463,020

Illinois - 0.38%
Illinois State Housing Development Authority, RB
5.552%, 04/01/2026	575,000	576,346
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	919,245	724,359
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	560,000	550,986
Illinois State Housing Development Authority, Ser B, RB
5.328%, 10/01/2030	100,000	98,017
5.258%, 10/01/2029	280,000	275,276
5.208%, 04/01/2029	190,000	186,950
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	353,505
1.451%, 04/01/2027	540,000	481,632

The accompanying notes are an integral part of the financial statements.

(Unaudited)	37

	Principal Amount	Value
1.118%, 10/01/2026	$215,000	$192,852
1.068%, 04/01/2026	470,000	428,368
0.968%, 10/01/2025	1,020,000	944,599
0.868%, 04/01/2025	495,000	466,520
0.501%, 10/01/2024	585,000	561,547
0.451%, 04/01/2024	950,000	934,557
Illinois State Housing Development Authority, Ser E, RB
4.897%, 10/01/2029	1,350,000	1,303,292
4.847%, 04/01/2029	1,310,000	1,267,433
4.726%, 10/01/2028	720,000	696,131
Illinois State Housing Development Authority, Ser I, RB
5.439%, 10/01/2029	80,000	79,362
5.419%, 04/01/2029	370,000	367,614
Illinois State Housing Development Authority, Ser O, RB
5.590%, 04/01/2028	550,000	552,449
Sales Tax Securitization Corp., Ser B, RB
4.431%, 01/01/2027	1,000,000	981,055
4.408%, 01/01/2026	158,000	155,381
		12,178,231

Indiana - 0.16%
Indiana State Housing & Community Development Authority, Ser A2, RB
4.532%, 07/01/2027	120,000	116,543
4.482%, 01/01/2027	125,000	121,737
Indiana State Housing & Community Development Authority, Ser B-3, RB
4.990%, 07/01/2030	300,000	289,066
4.940%, 01/01/2030	300,000	289,607
4.890%, 07/01/2029	440,000	425,621
4.840%, 01/01/2029	430,000	416,857
4.819%, 07/01/2028	200,000	194,600
4.769%, 01/01/2028	45,000	43,895
Indiana State Housing & Community Development Authority, Ser C-2, RB
5.336%, 07/01/2030	5,000	4,912
5.322%, 07/01/2031	40,000	39,002
5.286%, 01/01/2030	200,000	196,591
5.206%, 01/01/2029	65,000	64,053
Indiana State Housing & Community Development Authority, Ser D, RB
4.370%, 07/01/2028	1,135,000	1,083,985
4.300%, 01/01/2028	565,000	541,559
Indiana State Housing & Community Development Authority, Ser D-3, RB
5.769%, 01/01/2029	725,000	730,687
5.646%, 07/01/2028	50,000	50,202
5.606%, 01/01/2028	335,000	336,895
5.546%, 07/01/2027	10,000	10,037
		4,955,849

Kentucky - 0.11%
Kentucky State Housing Corp., Ser A, RB
1.250%, 07/01/2025	250,000	234,426
1.150%, 01/01/2025	175,000	167,162
0.950%, 07/01/2024	250,000	243,634

The accompanying notes are an integral part of the financial statements.

38	The CCM Community Impact Bond Fund

	Principal Amount	Value
0.800%, 01/01/2024	$250,000	$249,117
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.500%, 01/01/2040	850,000	822,066
3.499%, 07/01/2031	595,000	537,830
Kentucky State Housing Corp., Ser B, RB
Callable 07/01/2024 @ 100
3.378%, 01/01/2025	165,000	161,394
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	1,245,000	1,201,055
		3,616,684

Louisiana - 0.04%
Louisiana State Housing Corp., RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	627,442	561,390
Louisiana State Housing Corp., Ser B, RB
5.058%, 12/01/2029	90,000	87,932
5.008%, 06/01/2029	65,000	63,584
4.953%, 12/01/2028	240,000	235,038
4.803%, 12/01/2027	115,000	112,804
4.753%, 06/01/2027	120,000	117,836
		1,178,584

Maine - 0.13%
Maine State Housing Authority, Ser B, RB
1.943%, 11/15/2027	3,600,000	3,195,385
1.763%, 11/15/2026	1,000,000	909,546
		4,104,931

Maryland - 0.24%
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	695,000	682,768
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,195,175	1,011,086
Maryland State Community Development Administration, Ser B, RB
3.950%, 09/01/2028	580,000	544,991
Maryland State Community Development Administration, Ser D, RB
5.171%, 09/01/2029	140,000	137,794
5.132%, 09/01/2028	1,250,000	1,235,599
5.121%, 03/01/2029	515,000	507,277
5.082%, 03/01/2028	200,000	197,875
Maryland State Community Development Administration, Ser F, RB
5.730%, 09/01/2029	1,090,000	1,102,475
5.700%, 03/01/2029	525,000	530,821
5.592%, 09/01/2028	750,000	755,615

The accompanying notes are an integral part of the financial statements.

(Unaudited)	39

	Principal Amount	Value
5.542%, 03/01/2028	$925,000	$931,116
		7,637,417

Massachusetts - 0.97%
Massachusetts State Housing Finance Agency, Ser 193, RB
3.350%, 12/01/2023	430,000	430,000
Massachusetts State Housing Finance Agency, Ser 197, RB
3.450%, 12/01/2023	190,000	190,000
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	153,302
3.530%, 12/01/2029	660,000	595,535
3.450%, 06/01/2029	300,000	272,218
Massachusetts State Housing Finance Agency, Ser 226, RB
5.222%, 12/01/2029	1,580,000	1,560,722
5.172%, 06/01/2029	755,000	746,121
5.122%, 12/01/2028	1,020,000	1,008,549
5.072%, 06/01/2028	1,330,000	1,316,137
5.012%, 12/01/2027	570,000	564,352
4.962%, 06/01/2027	650,000	643,571
4.912%, 12/01/2026	550,000	544,745
4.862%, 06/01/2026	630,000	624,105
Massachusetts State Housing Finance Agency, Ser 228, RB
5.204%, 12/01/2029	750,000	740,167
5.154%, 06/01/2029	1,000,000	987,394
5.137%, 12/01/2028	750,000	742,067
5.087%, 06/01/2028	750,000	742,626
5.057%, 12/01/2027	1,055,000	1,046,235
5.007%, 06/01/2027	500,000	495,763
Massachusetts State Housing Finance Agency, Ser 232, RB
6.174%, 12/01/2029	1,780,000	1,841,438
5.950%, 12/01/2027	1,750,000	1,788,575
5.802%, 12/01/2026	1,920,000	1,946,438
Massachusetts State Housing Finance Agency, Ser B, RB
4.500%, 04/15/2054	3,149,951	2,860,822
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	60,000	56,636
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 12/01/2024 @ 100
4.610%, 12/01/2025	2,010,000	1,983,215
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/26/2023 @ 100
4.711%, 12/01/2037	185,000	166,260
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,600,000	2,243,806
4.750%, 12/01/2045	2,870,000	2,462,466
4.550%, 12/01/2035	410,000	371,125
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	239,157
2.950%, 06/01/2025	250,000	241,365
2.900%, 12/01/2024	250,000	243,907
2.800%, 06/01/2024	275,000	271,498

The accompanying notes are an integral part of the financial statements.

40	The CCM Community Impact Bond Fund

	Principal Amount	Value
2.650%, 12/01/2023	$250,000	$250,000
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	232,875
		30,603,192

Michigan - 0.27%
Michigan State Housing Development Authority, RB
5.432%, 12/01/2027	50,000	50,556
5.393%, 06/01/2026	210,000	211,217
Michigan State Housing Development Authority, Ser B, RB
1.672%, 12/01/2028	1,080,000	904,548
1.670%, 12/01/2024	160,000	154,152
1.622%, 06/01/2028	1,055,000	898,055
1.620%, 06/01/2024	165,000	161,928
1.599%, 04/01/2027	250,000	222,261
1.512%, 12/01/2027	1,085,000	938,500
1.412%, 06/01/2027	605,000	530,990
1.398%, 12/01/2023	150,000	150,000
1.241%, 10/01/2026	485,000	434,698
1.198%, 12/01/2026	490,000	435,926
1.191%, 04/01/2026	300,000	273,549
1.118%, 06/01/2026	585,000	529,073
1.091%, 10/01/2025	485,000	450,093
1.038%, 12/01/2025	95,000	87,570
0.991%, 04/01/2025	250,000	235,943
0.958%, 06/01/2025	400,000	374,913
0.752%, 12/01/2024	450,000	429,620
0.692%, 06/01/2024	350,000	341,930
0.577%, 10/01/2024	475,000	456,353
0.496%, 12/01/2023	230,000	230,000
		8,501,875

Minnesota - 0.43%
Minnesota State Housing Finance Agency, RB
5.380%, 01/01/2026	230,000	230,245
Minnesota State Housing Finance Agency, Ser C, RB
4.897%, 07/01/2029	320,000	312,639
4.694%, 07/01/2027	165,000	162,153
4.627%, 07/01/2026	160,000	157,749
3.042%, 01/01/2024	5,000	4,991
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	15,000	14,876
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	146,127	116,895
Minnesota State Housing Finance Agency, Ser E, RB
5.004%, 07/01/2029	200,000	196,418
4.954%, 01/01/2029	300,000	294,922
4.911%, 07/01/2028	90,000	88,614
4.861%, 01/01/2028	185,000	182,396
4.811%, 07/01/2027	150,000	147,978
4.771%, 01/01/2027	275,000	271,572
3.744%, 01/01/2029	2,200,000	2,045,797

The accompanying notes are an integral part of the financial statements.

(Unaudited)	41

	Principal Amount	Value
3.644%, 01/01/2028	$2,085,000	$1,963,660
3.520%, 07/01/2027	60,000	56,695
3.470%, 01/01/2027	1,070,000	1,017,591
Minnesota State Housing Finance Agency, Ser G, RB
5.155%, 07/01/2029	380,000	375,926
5.125%, 01/01/2029	835,000	827,141
5.090%, 07/01/2028	300,000	297,535
5.000%, 07/01/2027	145,000	143,928
4.088%, 01/01/2029	65,000	61,427
4.018%, 07/01/2028	675,000	640,398
3.918%, 01/01/2028	425,000	404,488
3.827%, 07/01/2027	410,000	391,474
3.777%, 01/01/2027	275,000	263,900
Minnesota State Housing Finance Agency, Ser H, RB
5.283%, 07/01/2029	240,000	238,890
5.245%, 07/01/2028	150,000	149,101
5.233%, 01/01/2029	380,000	378,227
5.185%, 01/01/2028	175,000	173,960
5.163%, 07/01/2026	435,000	433,396
5.135%, 07/01/2027	100,000	99,696
5.113%, 01/01/2026	160,000	159,652
Minnesota State Housing Finance Agency, Ser J, RB
5.241%, 01/01/2026	400,000	399,348
5.241%, 07/01/2026	135,000	134,752
Minnesota State Housing Finance Agency, Ser L, RB
5.264%, 01/01/2027	20,000	19,971
5.217%, 07/01/2026	610,000	608,533
		13,466,934

Mississippi - 0.03%
Mississippi State Home Corp., Ser A, RB
Callable 12/21/2023 @ 100
3.050%, 12/01/2034	214,930	187,911
Mississippi State Home Corp., Ser B, RB
5.001%, 06/01/2029	150,000	145,992
4.905%, 06/01/2028	300,000	293,143
4.805%, 06/01/2027	300,000	294,147
		921,193

Missouri - 0.00%
Missouri Housing Development Commission, RB
5.470%, 11/01/2027	55,000	55,367
5.420%, 05/01/2027	50,000	50,270
5.390%, 11/01/2026	20,000	20,087
		125,724

New Hampshire - 0.01%
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 01/05/2024 @ 100
4.000%, 07/01/2035	5,000	5,000
3.750%, 07/01/2034	5,000	4,990
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	325,000	312,528
		322,518

The accompanying notes are an integral part of the financial statements.

42	The CCM Community Impact Bond Fund

	Principal Amount	Value
New Jersey - 0.42%
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 01/05/2024 @ 100
4.875%, 11/01/2029	$2,500,000	$2,430,717
4.200%, 11/01/2024	505,000	498,546
4.100%, 05/01/2024	485,000	481,942
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	550,266
3.550%, 05/01/2025	1,100,000	1,069,798
3.500%, 11/01/2024	535,000	524,895
3.450%, 05/01/2024	1,035,000	1,025,804
3.368%, 11/01/2025	450,000	432,555
3.228%, 11/01/2024	360,000	352,346
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	375,633
4.625%, 11/01/2036	335,000	306,992
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	286,124
4.868%, 11/01/2047	1,300,000	1,086,044
4.698%, 11/01/2037	500,000	442,026
4.218%, 11/01/2032	1,355,000	1,221,973
3.718%, 11/01/2028	285,000	261,972
3.618%, 11/01/2027	695,000	648,655
3.568%, 11/01/2026	435,000	412,543
New Jersey State Housing & Mortgage Finance Agency, Ser D, RB
5.156%, 11/01/2029	425,000	413,380
5.106%, 05/01/2029	180,000	175,355
4.871%, 05/01/2027	355,000	347,877
		13,345,443

New Mexico - 0.06%
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	1,845,000	1,669,837
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 01/05/2024 @ 100
2.230%, 10/01/2034	303,538	243,302
		1,913,139

New York - 3.30%
New York City Housing Development Corp., RB
5.368%, 08/01/2030	705,000	693,366
5.343%, 08/01/2031	780,000	761,096
5.318%, 02/01/2030	190,000	186,965
1.710%, 11/01/2027	795,000	691,126

The accompanying notes are an integral part of the financial statements.

(Unaudited)	43

	Principal Amount	Value
New York City Housing Development Corp., RB
Callable 02/01/2028 @ 100
2.661%, 02/01/2031	$640,000	$526,778
New York City Housing Development Corp., Ser A, Cl A, RB
3.098%, 10/01/2046	7,576,317	5,466,765
3.078%, 08/01/2025	250,000	240,828
3.028%, 02/01/2025	350,000	340,457
2.954%, 08/01/2024	150,000	147,549
2.854%, 02/01/2024	150,000	149,362
New York City Housing Development Corp., Ser A, RB
Callable 11/01/2025 @ 100
2.618%, 05/01/2026	500,000	468,766
New York City Housing Development Corp., Ser A, RB
Callable 08/01/2025 @ 100
3.378%, 08/01/2028	435,000	398,317
3.328%, 02/01/2028	300,000	277,049
3.278%, 08/01/2027	425,000	395,661
3.228%, 02/01/2027	400,000	375,437
3.178%, 08/01/2026	325,000	307,590
3.128%, 02/01/2026	475,000	453,530
New York City Housing Development Corp., Ser B, RB
2.361%, 02/01/2028	750,000	664,658
2.183%, 02/01/2027	1,590,000	1,442,546
2.083%, 02/01/2026	660,000	615,662
1.980%, 08/01/2025	865,000	817,753
1.930%, 02/01/2025	600,000	576,030
1.860%, 05/01/2028	2,110,000	1,814,517
1.677%, 11/01/2028	800,000	669,246
1.577%, 05/01/2028	500,000	424,506
1.477%, 11/01/2027	300,000	258,373
1.377%, 05/01/2027	200,000	174,836
1.123%, 11/01/2026	250,000	221,312
1.061%, 11/01/2025	2,010,000	1,852,642
1.023%, 05/01/2026	245,000	220,986
New York City Housing Development Corp., Ser B, RB
Callable 09/01/2027 @ 100
2.743%, 11/01/2027	365,000	330,413
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,356,304
2.003%, 05/01/2030	3,175,000	2,559,983
1.953%, 11/01/2029	1,800,000	1,473,055
1.903%, 05/01/2029	1,225,000	1,017,899
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.561%, 02/01/2030	1,000,000	842,240
2.511%, 08/01/2029	1,240,000	1,057,131
2.461%, 02/01/2029	2,195,000	1,894,809
2.411%, 08/01/2028	1,000,000	874,490
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	728,345
3.364%, 05/01/2025	535,000	519,683
3.290%, 11/01/2024	1,065,000	1,043,851

The accompanying notes are an integral part of the financial statements.

44	The CCM Community Impact Bond Fund

	Principal Amount	Value
3.190%, 05/01/2024	$535,000	$529,906
3.178%, 05/01/2024	1,070,000	1,059,762
New York City Housing Development Corp., Ser B-1, RB
Callable 05/01/2024 @ 100
3.328%, 11/01/2025	750,000	721,697
3.278%, 05/01/2025	1,060,000	1,028,435
3.228%, 11/01/2024	725,000	710,210
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	639,832
3.714%, 11/01/2028	395,000	365,936
3.614%, 11/01/2027	1,110,000	1,042,541
3.564%, 11/01/2026	505,000	479,786
3.514%, 05/01/2026	1,025,000	981,439
New York City Housing Development Corp., Ser D, RB
2.233%, 08/01/2027	2,050,000	1,835,073
2.150%, 02/01/2029	550,000	467,200
2.100%, 08/01/2028	540,000	465,408
2.000%, 02/01/2028	450,000	392,520
1.750%, 08/01/2027	775,000	680,541
1.700%, 02/01/2027	760,000	678,183
1.600%, 08/01/2026	500,000	453,227
1.550%, 02/01/2026	480,000	442,612
1.300%, 08/01/2025	310,000	289,772
1.250%, 02/01/2025	365,000	347,674
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	721,576
2.250%, 02/01/2030	865,000	714,703
2.200%, 08/01/2029	850,000	711,975
New York City Housing Development Corp., Ser F, RB
2.642%, 05/01/2026	2,120,000	1,988,704
2.368%, 05/01/2024	500,000	493,607
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	555,030
1.874%, 11/01/2027	945,000	826,913
1.844%, 05/01/2027	1,450,000	1,288,350
1.744%, 11/01/2026	280,000	252,487
1.694%, 05/01/2026	380,000	348,437
1.448%, 11/01/2025	375,000	348,238
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	622,576
2.238%, 05/01/2030	770,000	630,462
2.188%, 11/01/2029	455,000	377,670
2.138%, 05/01/2029	1,220,000	1,026,974
2.098%, 11/01/2028	1,225,000	1,046,687
New York City Housing Development Corp., Ser G, RB
2.468%, 11/01/2024	135,000	131,350
New York City Housing Development Corp., Ser G, RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	918,421
2.768%, 11/01/2026	1,000,000	928,932

The accompanying notes are an integral part of the financial statements.

(Unaudited)	45

	Principal Amount	Value
New York City Housing Development Corp., Ser H-1, RB
Callable 01/05/2024 @ 100
3.890%, 11/01/2029	$995,000	$937,884
3.310%, 11/01/2024	1,610,000	1,578,309
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,220,009
3.750%, 11/01/2024	3,050,000	3,001,679
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	696,746
2.478%, 05/01/2025	745,000	714,849
2.320%, 11/01/2024	1,130,000	1,097,991
2.270%, 05/01/2024	1,260,000	1,243,399
New York State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.250%, 05/01/2027	1,770,000	1,662,194
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	540,000	454,876
2.080%, 10/01/2028	760,000	661,203
1.816%, 10/01/2027	725,000	645,108
1.666%, 10/01/2026	920,000	842,294
1.316%, 10/01/2025	490,000	460,845
1.136%, 10/01/2024	700,000	683,396
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	106,953
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	485,000	408,579
2.080%, 10/01/2028	960,000	835,271
1.816%, 10/01/2027	565,000	502,740
1.666%, 10/01/2026	420,000	384,525
1.316%, 10/01/2025	265,000	249,232
1.136%, 10/01/2024	370,000	361,223
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	410,153
New York State Mortgage Agency, Ser 237, RB
1.945%, 04/01/2029	615,000	516,283
1.516%, 04/01/2027	1,235,000	1,096,953
1.271%, 10/01/2026	4,155,000	3,729,781
1.221%, 04/01/2026	1,215,000	1,109,894
1.141%, 10/01/2025	2,355,000	2,186,858
1.041%, 04/01/2025	1,475,000	1,395,372
New York State Mortgage Agency, Ser 245, RB
2.625%, 10/01/2027	2,125,000	1,934,871
2.575%, 04/01/2027	2,500,000	2,296,789
2.525%, 10/01/2026	970,000	902,285
2.257%, 04/01/2025	4,865,000	4,677,008
New York State Mortgage Agency, Ser 254, RB
5.198%, 10/01/2029	250,000	245,654
5.148%, 04/01/2029	80,000	78,677
New York State Mortgage Agency, Ser 256, RB
5.251%, 10/01/2027	100,000	100,445
5.215%, 10/01/2026	100,000	100,352

The accompanying notes are an integral part of the financial statements.

46	The CCM Community Impact Bond Fund

	Principal Amount	Value
5.201%, 04/01/2027	$100,000	$100,405
5.165%, 04/01/2026	30,000	30,083
		104,537,926

North Carolina - 0.05%
North Carolina State Agricultural & Technical State University, RB
2.092%, 10/01/2030	510,000	429,055
North Carolina State Housing Finance Agency, RB
5.428%, 07/01/2025	155,000	155,221
5.408%, 01/01/2025	480,000	480,034
5.379%, 01/01/2026	15,000	15,030
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/05/2024 @ 100
2.812%, 07/01/2035	585,000	574,918
		1,654,258

Ohio - 0.15%
Ohio Housing Finance Agency, Ser C, RB
5.197%, 09/01/2028	120,000	120,583
5.157%, 03/01/2028	30,000	30,143
Ohio State Housing Finance Agency, Ser B, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	211,980	199,284
Ohio State Housing Finance Agency, Ser B, RB
Callable 09/01/2027 @ 100
3.700%, 04/01/2040	2,772,441	2,723,738
Ohio State Housing Finance Agency, Ser C, RB
Callable 01/01/2026 @ 100
2.900%, 09/01/2037	2,043,104	1,836,481
		4,910,229

Oregon - 0.59%
Oregon State Housing & Community Services Department, RB
5.495%, 07/01/2028	250,000	251,508
5.445%, 01/01/2028	290,000	291,531
5.357%, 01/01/2026	120,000	120,074
5.357%, 07/01/2026	115,000	115,106
5.295%, 01/01/2027	140,000	139,921
Oregon State, Metropolitan, Ser B, GO
1.760%, 06/01/2028	570,000	500,395
Oregon State, Ser B, GO
4.142%, 05/01/2028	2,655,000	2,587,960
4.112%, 05/01/2027	2,500,000	2,444,658
4.037%, 05/01/2032	1,770,000	1,641,162
3.887%, 05/01/2030	700,000	662,957
3.492%, 05/01/2028	1,930,000	1,835,630
3.315%, 05/01/2027	1,000,000	954,607
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	180,387
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	452,776
1.105%, 11/01/2025	600,000	557,949

The accompanying notes are an integral part of the financial statements.

(Unaudited)	47

	Principal Amount	Value
0.812%, 11/01/2024	$1,055,000	$1,013,462
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	696,947
1.386%, 09/01/2027	2,990,000	2,658,992
1.200%, 09/01/2026	1,000,000	909,693
0.950%, 09/01/2025	600,000	560,348
		18,576,063

Pennsylvania - 0.24%
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	25,000	25,087
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,653,981
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,481,837
2.150%, 10/01/2024	2,000,000	1,948,818
Redevelopment Authority of the Philadelphia, Ser A, RB
4.867%, 09/01/2025	700,000	693,418
1.032%, 09/01/2024	865,000	836,954
		7,640,095

Rhode Island - 0.26%
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
2.700%, 10/01/2028	145,000	127,674
2.600%, 10/01/2027	145,000	130,780
2.500%, 10/01/2026	70,000	64,669
2.400%, 10/01/2025	130,000	123,010
1.696%, 10/01/2027	100,000	87,144
1.646%, 04/01/2027	175,000	154,847
1.179%, 10/01/2025	275,000	254,690
1.129%, 04/01/2025	245,000	231,540
1.029%, 10/01/2024	150,000	144,569
0.979%, 04/01/2024	115,000	113,363
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	81,930
Rhode Island State Housing and Mortgage Finance Corp., Ser 6, RB
3.400%, 04/01/2024	40,000	39,757
Rhode Island State Housing and Mortgage Finance Corp., Ser 7, RB
5.163%, 10/01/2028	375,000	370,517
5.113%, 04/01/2028	360,000	356,024
Rhode Island State Housing and Mortgage Finance Corp., Ser 77-T, RB
3.900%, 10/01/2028	800,000	746,148
3.850%, 04/01/2028	665,000	623,214
3.800%, 10/01/2027	1,530,000	1,442,518
3.750%, 04/01/2027	360,000	342,847
Rhode Island State Housing and Mortgage Finance Corp., Ser 78-T, RB
5.210%, 10/01/2026	970,000	965,827
5.160%, 04/01/2026	940,000	935,271

The accompanying notes are an integral part of the financial statements.

48	The CCM Community Impact Bond Fund

	Principal Amount	Value
Rhode Island State Housing and Mortgage Finance Corp., Ser 80-T-1, RB
5.150%, 10/01/2028	$60,000	$59,250
5.060%, 10/01/2027	700,000	692,641
Rhode Island State Housing and Mortgage Finance Corp., Ser 81-T, RB
5.686%, 10/01/2026	195,000	196,208
		8,284,438

South Dakota - 0.01%
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	230,000	223,223

Tennessee - 0.42%
Tennessee State Housing Development Agency, Ser 1B, RB
2.240%, 07/01/2029	335,000	284,914
2.190%, 01/01/2029	1,290,000	1,111,497
2.120%, 07/01/2028	290,000	253,032
1.961%, 07/01/2027	730,000	653,128
1.911%, 01/01/2027	290,000	263,106
1.861%, 07/01/2026	515,000	473,854
1.811%, 01/01/2026	485,000	452,849
1.720%, 07/01/2025	535,000	506,571
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
3.750%, 07/01/2050	1,815,000	1,710,659
2.290%, 01/01/2030	1,320,000	1,108,514
Tennessee State Housing Development Agency, Ser 1-B, RB
4.896%, 07/01/2028	270,000	265,678
4.846%, 01/01/2028	425,000	418,787
4.746%, 07/01/2027	250,000	246,106
4.696%, 01/01/2027	405,000	399,099
Tennessee State Housing Development Agency, Ser 2, RB
2.358%, 07/01/2029	1,890,000	1,618,046
2.308%, 01/01/2029	935,000	810,468
Tennessee State Housing Development Agency, Ser 2, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,215,000	1,015,688
2.408%, 01/01/2030	1,185,000	1,002,299
Tennessee State Housing Development Agency, Ser 2B, RB
5.211%, 07/01/2029	50,000	49,597
5.164%, 07/01/2028	75,000	74,607
5.134%, 01/01/2028	100,000	99,582
5.084%, 07/01/2027	200,000	199,063
5.081%, 07/01/2026	150,000	149,510
		13,166,654

Texas - 0.14%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	790,171
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	467,502

The accompanying notes are an integral part of the financial statements.

(Unaudited)	49

	Principal Amount	Value
State of Texas, GO
5.000%, 08/01/2028	$140,000	$141,201
5.000%, 08/01/2029	885,000	891,471
Texas State Affordable Housing Corp., Ser A, RB
Callable 12/26/2023 @ 100
2.700%, 09/01/2041	1,235,000	987,438
Texas State Department of Housing & Community Affairs, Ser B, RB
5.106%, 09/01/2029	120,000	118,237
4.909%, 09/01/2027	75,000	74,154
4.869%, 03/01/2027	345,000	340,112
Texas State Department of Housing & Community Affairs, Ser B, RB
Callable 03/01/2025 @ 100
3.180%, 03/01/2039	5,000	4,204
Texas State Department of Housing & Community Affairs, Ser C, RB
5.619%, 07/01/2025	85,000	85,207
5.380%, 07/01/2026	200,000	200,856
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	254,916	233,199
		4,333,752

Utah - 0.12%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	285,000	277,601
2.850%, 01/01/2029	335,000	326,239
2.800%, 07/01/2028	305,000	301,423
2.750%, 01/01/2028	340,000	336,009
2.700%, 07/01/2027	600,000	592,894
2.650%, 01/01/2027	460,000	454,493
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	985,000	938,198
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	496,000	437,264
Utah State Housing Corp., Ser E, RB
Callable 12/26/2023 @ 100
2.200%, 07/01/2041	235,000	208,739
		3,872,860

Virginia - 0.39%
Fairfax County Economic Development Authority, Ser B, RB
Pre-Refunded @ 100
4.380%, 10/01/2024	500,000	495,013
Virginia State Housing Development Authority, Ser A, RB
3.250%, 08/25/2042	70,384	64,399
3.125%, 11/25/2039	460,911	437,911
3.100%, 06/25/2041	2,649,990	2,396,025
2.950%, 10/25/2049	1,029,906	889,038

The accompanying notes are an integral part of the financial statements.

50	The CCM Community Impact Bond Fund

	Principal Amount	Value
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	$142,973	$136,168
Virginia State Housing Development Authority, Ser D, RB
Callable 12/26/2023 @ 100
3.568%, 10/01/2026	2,000,000	1,914,495
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	384,631
1.319%, 06/01/2027	500,000	439,849
0.985%, 06/01/2026	1,230,000	1,112,497
0.835%, 06/01/2025	625,000	586,404
0.489%, 06/01/2024	1,320,000	1,289,826
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	500,000	475,210
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	637,486
1.437%, 11/01/2026	400,000	360,731
1.237%, 11/01/2025	350,000	325,496
0.897%, 11/01/2024	585,000	562,650
		12,507,829

Washington - 0.13%
King County Housing Authority, RB
Callable 01/22/2024 @ 100
6.375%, 12/31/2046	3,460,000	3,463,881
King County Housing Authority, Ser C, GO
1.690%, 12/01/2028	265,000	229,645
1.400%, 12/01/2026	310,000	281,105
		3,974,631

West Virginia - 0.02%
West Virginia State Housing Development Fund, Ser A, RB
3.200%, 11/01/2028	615,000	586,789

TOTAL MUNICIPAL BONDS (Cost $398,795,797)		370,416,566

U.S. TREASURY OBLIGATIONS - 6.25%
U.S. Treasury Notes
3.13%, 11/15/2028	15,000,000	14,186,719
3.50%, 01/31/2030	35,000,000	33,356,641
3.50%, 04/30/2030	22,300,000	21,218,102
3.63%, 03/31/2028	5,000,000	4,858,203
3.88%, 09/30/2029	18,000,000	17,535,234
3.88%, 11/30/2029	8,956,000	8,720,205
3.88%, 08/15/2033	31,174,000	29,980,620
4.00%, 02/28/2030	11,500,000	11,262,363
4.50%, 11/15/2033	23,693,000	23,985,461
4.88%, 10/31/2030	31,793,000	32,746,790

TOTAL U.S. TREASURY OBLIGATIONS (Cost $200,547,129)		197,850,338

The accompanying notes are an integral part of the financial statements.

(Unaudited)	51

	Principal Amount	Value
ASSET-BACKED SECURITIES - 4.59%
Auto - 0.00%
Tesla Auto Lease Trust
5.63%, 07/22/2024 (c)	$69,416	$69,418

Other Asset-Backed Securities - 4.59%
Achieve Loan
6.42%, 05/20/2030 (c)	458,198	458,276
6.60%, 08/19/2030 (c)	1,504,247	1,504,746
6.81%, 11/25/2030 (c)	3,549,000	3,551,065
Dividend Solar Loans
3.67%, 08/22/2039 (c)	3,407,512	2,946,332
GoodLeap Sustainable Home Solutions Trust
1.93%, 07/20/2048 (c)	5,613,258	3,864,688
2.10%, 05/20/2048 (c)	7,077,929	5,248,503
2.70%, 01/20/2049 (c)	1,977,824	1,529,553
6.50%, 07/20/2055 (c)	2,632,341	2,625,592
Helios Issuer
5.75%, 12/20/2050 (c)	8,325,000	8,387,592
Loanpal Solar Loan
2.22%, 03/20/2048 (c)	3,298,750	2,412,120
2.29%, 01/20/2048 (c)	7,158,502	5,410,796
2.47%, 12/20/2047 (c)	2,052,922	1,569,294
Mill City Solar Loan
3.69%, 07/20/2043 (c)	1,710,837	1,473,421
4.34%, 03/20/2043 (c)	5,767,108	5,167,957
Mosaic Solar Loan Trust
1.44%, 08/20/2046 (c)	3,494,554	2,866,130
1.44%, 06/20/2052 (c)	6,104,240	4,781,958
1.51%, 12/20/2046 (c)	4,743,860	3,806,725
1.64%, 04/22/2047 (c)	8,180,011	6,524,149
2.10%, 04/20/2046 (c)	2,314,027	1,980,356
2.64%, 01/20/2053 (c)	4,213,241	3,534,870
3.82%, 06/22/2043 (c)	3,108,156	2,832,632
4.01%, 06/22/2043 (c)	2,094,196	1,906,637
4.20%, 02/22/2044 (c)	8,204,053	7,416,495
4.45%, 06/20/2042 (c)	959,164	889,906
6.10%, 06/20/2053 (c)	2,989,496	2,957,218
Oportun Funding
3.25%, 06/15/2029 (c)	1,389,005	1,382,222
Oportun Funding XIV
1.21%, 03/08/2028 (c)	7,675,459	7,297,031
Oportun Issuance Trust
1.47%, 05/08/2031 (c)	4,593,000	4,216,084
2.18%, 10/08/2031 (c)	10,000,000	9,153,711
7.45%, 01/08/2030 (c)	4,545,189	4,546,993
Sunnova Helios II
1.62%, 07/20/2048 (c)	11,505,745	9,597,390
Sunnova Helios IV
2.98%, 06/20/2047 (c)	2,455,548	2,216,015
Sunnova Helios V
1.80%, 02/20/2048 (c)	2,242,956	1,915,414
Sunnova Helios XI Issuer
5.30%, 05/20/2050 (c)	7,391,619	7,102,747

The accompanying notes are an integral part of the financial statements.

52	The CCM Community Impact Bond Fund

	Principal Amount	Value
Sunnova Helios XII Issuer
5.30%, 08/22/2050 (c)	$6,196,189	$5,933,942
Sunnova Sol IV
2.79%, 02/22/2049 (c)	7,093,949	6,131,897
		145,140,457

TOTAL ASSET-BACKED SECURITIES (Cost $165,597,067)		145,209,875

BANK DEPOSIT PROGRAM - 1.33%
TriState Capital
5.53%, 11/01/2024	41,952,935	41,952,900

TOTAL BANK DEPOSIT PROGRAM (Cost $41,952,900)		41,952,900

NON-AGENCY CMBS - 0.45%
BX Commercial Mortgage Trust
6.31%, TSFR1M + 0.990%, 01/17/2039 (b) (c)	14,550,000	14,193,969

TOTAL NON-AGENCY CMBS (Cost $14,511,797)		14,193,969

	Shares
SHORT-TERM INVESTMENT - 0.50%
Money Market Fund - 0.50%
First American Government Obligations Fund, Class X, 5.29%, (d)	15,685,448	15,685,448

TOTAL SHORT-TERM INVESTMENT (Cost $15,685,448)		15,685,448

Total Investments (Cost $3,512,159,862) - 99.97%		$3,163,725,511
Other Assets Exceeding Liabilities, Net - 0.03%		1,106,097
NET ASSETS - 100.00%		$3,164,831,608

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2023, these securities amounted to $212,971,164, which represents 6.73% of total net assets.

(d)	The rate shown is the 7-day effective yield as of November 30, 2023.

Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FHMS — Federal Housing Offered Guaranteed Certificates Series
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Housing and Urban Development
PRIME — Prime Rate
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Finance Rate
SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)
SOFRRATE — U.S. SOFR

The accompanying notes are an integral part of the financial statements.

(Unaudited)	53

TA — Tax Allocation
TSFR3M — Term Secured Overnight Finance Rate 3-Month
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2023:
Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,992,653,736	$5,086,090		$1,997,739,826
Corporate Bonds	—	380,676,589	—		380,676,589
Municipal Bonds	—	370,416,566	—		370,416,566
U.S. Treasury Obligations	31,721,953	166,128,385	—		197,850,338
Asset-Backed Securities	—	145,209,875	—		145,209,875
Bank Deposit Program	41,952,900	—	—		41,952,900
Non-Agency CMBS	—	14,193,969	—		14,193,969
Short-Term Investment	15,685,448	—	—		15,685,448
Total Investments in Securities	$89,360,301	$3,069,279,120	$5,086,090	*	$3,163,725,511

*

Represents securities valued at fair value as determined by the Community Capital Management, LLC in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2023	$5,155,748
Accrued discounts/premiums	(1,498)
Realized gain/(loss)	(1,586)
Change in unrealized appreciation/(depreciation)	(14,476)
Purchases	—
Sales	(52,098)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2023	$5,086,090
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(154,199)

The accompanying notes are an integral part of the financial statements.

54	The CCM Community Impact Bond Fund

Statement of Assets and Liabilities as of November 30, 2023

Assets:
Investments, at fair value (identified cost — $3,512,159,862)	$3,163,725,511
Cash	11,715
Receivables:
Investment securities sold	57,769,571
Interest	15,053,726
Capital shares sold	2,218,016
Prepaid expenses	255,812
Total Assets	$3,239,034,351
Liabilities:
Payables:
Investment securities purchased	$66,157,081
Capital shares redeemed	3,044,147
Distributions to Shareholders	3,041,527
Investment advisory fees	746,873
Distribution fees	226,976
Shareholder servicing fees	180,122
Administration fees	124,212
Trustees' fees	29,450
Chief Compliance Officer fees	6,618
Other accrued expenses	645,737
Total Liabilities	$74,202,743
Net Assets:	$3,164,831,608
Net Assets consist of:
Paid-in capital	$3,693,488,008
Total distributable losses	(528,656,400)
Net Assets	$3,164,831,608
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 123,160,299 shares outstanding)	$1,130,362,902
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 217,523,006 shares outstanding)	$1,993,597,024
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 4,460,777 shares outstanding)	$40,871,682
Net Asset Value, offering and redemption price per share — CRA Shares	$9.18
Net Asset Value, offering and redemption price per share — Institutional Shares	$9.16
Net Asset Value, offering and redemption price per share — Retail Shares	$9.16

The accompanying notes are an integral part of the financial statements.

(Unaudited)	55

Statement of Operations for the six-month period ended November 30, 2023

Investment Income:
Interest	$54,963,671
Dividends	719,281
Total investment income	55,682,952
Expenses:
Investment advisory fees	4,775,203
Distribution fees — CRA Shares	1,424,949
Distribution fees — Retail Shares	52,216
Special administrative services fees — CRA Shares	1,139,972
Accounting and administration fees	792,112
Trustees' fees	241,616
Chief Compliance Officer fees	124,200
Shareholder servicing fees — Retail Shares	20,886
Professional fees	255,448
Custodian fees	170,909
Transfer agent fees	145,442
Insurance expense	124,815
Registration and filing expenses	52,445
Printing fees	44,066
Other	151,847
Total expenses	9,516,126
Net investment income	46,166,826
Realized loss on:
Investments	(36,029,921)
Net realized loss	(36,029,921)
Unrealized appreciation (depreciation):
Investments	(39,739,478)
Net change in unrealized appreciation (depreciation)	(39,739,478)
Net realized and unrealized loss on investments	(75,769,399)
Net decrease in net assets resulting from operations:	$(29,602,573)

The accompanying notes are an integral part of the financial statements.

56	The CCM Community Impact Bond Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2023 (Unaudited)	For the Fiscal Year Ended May 31, 2023
Operations:
Net investment income	$46,166,826	$71,197,276
Net realized loss	(36,029,921)	(37,877,232)
Net change in unrealized appreciation (depreciation)	(39,739,478)	(104,579,015)
Net decrease in net assets resulting from operations	(29,602,573)	(71,258,971)
Distributions to Shareholders
CRA Shares	(15,058,043)	(25,318,073)
Institutional Shares	(31,186,307)	(47,526,660)
Retail Shares	(576,491)	(956,102)
Total distributions	(46,820,841)	(73,800,835)
Capital share transactions:
CRA Shares
Shares issued	4,005,064	48,699,628
Shares reinvested	3,858,063	6,969,979
Shares redeemed	(51,143,526)	(113,363,337)
	(43,280,399)	(57,693,730)
Institutional Shares
Shares issued	224,906,284	698,117,520
Shares reinvested	24,889,908	37,698,573
Shares redeemed	(224,579,191)	(526,372,268)
	25,217,001	209,443,825
Retail Shares
Shares issued	5,719,173	10,219,876
Shares reinvested	544,188	914,728
Shares redeemed	(7,021,993)	(16,207,162)
	(758,632)	(5,072,558)
Increase (decrease) in net assets from capital share transactions	(18,822,030)	146,677,537
Increase (decrease) in net assets	(95,245,444)	1,617,731
Net Assets:
Beginning of period/year	3,260,077,052	3,258,459,321
End of period/year	$3,164,831,608	$3,260,077,052

The accompanying notes are an integral part of the financial statements.

(Unaudited)	57

	For the Six-Month Period Ended November 30, 2023 (Unaudited)	For the Fiscal Year Ended May 31, 2023
Share Transactions:
CRA Shares
Shares issued	435,086	5,186,414
Shares reinvested	421,489	737,081
Shares redeemed	(5,480,484)	(11,938,642)
Decrease in shares	(4,623,909)	(6,015,147)
CRA Shares outstanding at beginning of period/year	127,784,208	133,799,355
CRA Shares at end of period/year	123,160,299	127,784,208
Institutional Shares
Shares issued	24,620,796	73,729,606
Shares reinvested	2,722,684	3,990,146
Shares redeemed	(24,632,755)	(55,681,045)
Increase in shares	2,710,725	22,038,707
Institutional Shares outstanding at beginning of period/year	214,812,281	192,773,574
Institutional Shares at end of period/year	217,523,006	214,812,281
Retail Shares
Shares issued	624,130	1,079,465
Shares reinvested	59,552	96,839
Shares redeemed	(768,716)	(1,715,522)
Decrease in shares	(85,034)	(539,218)
Retail Shares outstanding at beginning of period/year	4,545,811	5,085,029
Retail Shares at end of period/year	4,460,777	4,545,811

The accompanying notes are an integral part of the financial statements.

58	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	CRA Shares
	For the Six-Month Period Ended November 30, 2023 (Unaudited)		For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019
Net Asset Value, Beginning of Period/Year	$9.40		$9.83	$10.70	$10.86	$10.54	$10.33
Investment Operations:
Net investment income(a)	0.12		0.19	0.09	0.13	0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.22)		(0.43)	(0.84)	(0.12)	0.34	0.22
Total from investment operations	(0.10)		(0.24)	(0.75)	0.01	0.55	0.45
Distributions from:
Net investment income	(0.12)		(0.19)	(0.12)	(0.17)	(0.23)	(0.24)
Total distributions	(0.12)		(0.19)	(0.12)	(0.17)	(0.23)	(0.24)
Net Asset Value, End of Period/Year	$9.18		$9.40	$9.83	$10.70	$10.86	$10.54
Total return(b)	(1.03)%		(2.41)%	(7.10)%	(0.01)%	5.31%	4.48%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,130,363		$1,201,110	$1,315,646	$1,444,440	$1,394,477	$1,317,639
Ratio of expenses to average net assets	0.88	%(c)	0.89%	0.88%	0.90%	0.91%	0.92%
Ratio of net investment income to average net assets	2.62	%(c)	1.95%	0.85%	1.17%	1.92%	2.20%
Portfolio turnover rate	21	%(d)	42%	55%	49%	30%	23%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	59

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	Institutional Shares
	For the Six-Month Period Ended November 30, 2023 (Unaudited)		For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019
Net Asset Value, Beginning of Period/Year	$9.39		$9.82	$10.69	$10.85	$10.53	$10.31
Investment Operations:
Net investment income(a)	0.14		0.23	0.14	0.17	0.25	0.27
Net realized and unrealized gain (loss) on investments	(0.23)		(0.42)	(0.85)	(0.11)	0.35	0.24
Total from investment operations	(0.09)		(0.19)	(0.71)	0.06	0.60	0.51
Distributions from:
Net investment income	(0.14)		(0.24)	(0.16)	(0.22)	(0.28)	(0.29)
Total distributions	(0.14)		(0.24)	(0.16)	(0.22)	(0.28)	(0.29)
Net Asset Value, End of Period/Year	$9.16		$9.39	$9.82	$10.69	$10.85	$10.53
Total return(b)	(0.91)%		(1.97)%	(6.69)%	0.45%	5.79%	5.06%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,993,597		$2,016,310	$1,892,894	$1,528,900	$1,036,183	$735,778
Ratio of expenses to average net assets	0.43	%(c)	0.44%	0.43%	0.45%	0.46%	0.48%
Ratio of net investment income to average net assets	3.08	%(c)	2.41%	1.31%	1.60%	2.36%	2.65%
Portfolio turnover rate	21	%(d)	42%	55%	49%	30%	23%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

60	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	Retail Shares
	For the Six-Month Period Ended November 30, 2023 (Unaudited)		For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019
Net Asset Value, Beginning of Period/Year	$9.38		$9.82	$10.68	$10.85	$10.52	$10.31
Investment Operations:
Net investment income(a)	0.12		0.19	0.10	0.14	0.22	0.24
Net realized and unrealized gain (loss) on investments	(0.21)		(0.43)	(0.83)	(0.13)	0.35	0.22
Total from investment operations	(0.09)		(0.24)	(0.73)	0.01	0.57	0.46
Distributions from:
Net investment income	(0.13)		(0.20)	(0.13)	(0.18)	(0.24)	(0.25)
Total distributions	(0.13)		(0.20)	(0.13)	(0.18)	(0.24)	(0.25)
Net Asset Value, End of Period/Year	$9.16		$9.38	$9.82	$10.68	$10.85	$10.52
Total return(b)	(0.98)%		(2.42)%	(6.93)%	0.00%	5.52%	4.59%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$40,872		$42,657	$49,919	$61,200	$53,411	$48,572
Ratio of expenses to average net assets	0.78	%(c)	0.79%	0.78%	0.80%	0.81%	0.82%
Ratio of net investment income to average net assets	2.72	%(c)	2.04%	0.95%	1.27%	2.02%	2.30%
Portfolio turnover rate	21	%(d)	42%	55%	49%	30%	23%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	61

Notes to Financial Statements November 30, 2023

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The CCM Community Impact Bond Fund (the “Fund”) is currently the only series of the Trust. The financial statements herein are those of the Fund. The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment adviser. The assets of each series within the Trust, if any, are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are priced based on the market value of those securities when market quotations for those securities are readily available. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, as the Trust's valuation designee, subject to the oversight of the Trust’s Board of Trustees. The Advisor, as the Fund's valuation designee, must use its business judgment in determining when a price for a particular security is not "readily available." In making this determination, the Advisor may consider all relevant factors, which may include, among other things: (i) a pricing service or quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that service or dealer; (ii) a price obtained from a pricing service is plainly in error; (iii) there is no market quotation available because the security is restricted or not actively traded; (iv) the security is "when-issued" or to be announced and the price is not available until the security has been "issued"; (v) the security's price includes a component for dividends or interest income accrued; (vi) prices obtained from a service regularly display unacceptable deviations from actual transactions in similar securities; (vii) the Advisor determines that matrix pricing provides a more accurate valuation; (viii) spreads between bids and asked prices are so large as to render them questionable; or (ix) a significant event occurs after the close of trading on

62	The CCM Community Impact Bond Fund

a market in which a portfolio security trades and before the Fund's valuation time.

The use of fair valuation involves the risk that the values used by the Advisor to price the Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same instruments.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service.

Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced by the Advisor, as valuation designee, using the fair value valuation procedures described below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

The value of agency commercial mortgage-backed securities and single family mortgage-backed securities may be determined by quotations from market makers, quotations with respect to similar securities, and matrix pricing. The value of asset-backed securities, municipal bonds, and corporate bonds may be determined by quotations from market makers, quotations with respect to similar securities and matrix pricing.

At November 30, 2023, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $5,086,090.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid

(Unaudited)	63

to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2023. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2023	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$5,514,091	Matrix Pricing	Structure Average Life Years Spread to Benchmark	1 out of lockout with a maturity in 24 months. The remaining FHA Security has a Lockout Term remaining of 13 months. 0.17 - 1.95 (1.06) Years N+255 - N+305 (N+280)
U.S. Government & Agency Obligations - FNMA Multifamily (DUS)	$9,265,215	Matrix Pricing	Structure Average Life Years Spread to Benchmark	10/9.5 - 5/4.5 - 5/3 Structure '6.51 Years J+82

64	The CCM Community Impact Bond Fund

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "IRC") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to

(Unaudited)	65

review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

66	The CCM Community Impact Bond Fund

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-months ended November 30, 2023 were as follows:

	Shares	Amount
CRA Shares
Shares issued	435,086	$4,005,064
Shares reinvested	421,489	3,858,063
Shares redeemed	(5,480,484)	(51,143,526)
Net Decrease	(4,623,909)	$(43,280,399)
Institutional Shares
Shares issued	24,620,796	$224,906,284
Shares reinvested	2,722,684	24,889,908
Shares redeemed	(24,632,755)	(224,579,191)
Net Increase	2,710,725	$25,217,001
Retail Shares
Shares issued	624,130	$5,719,173
Shares reinvested	59,552	544,188
Shares redeemed	(768,716)	(7,021,993)
Net Decrease	(85,034)	$(758,632)

(Unaudited)	67

Transactions in shares of the Fund for the fiscal year ended May 31, 2023 were as follows:

	Shares	Amount
CRA Shares
Shares issued	5,186,414	$48,699,628
Shares reinvested	737,081	6,969,979
Shares redeemed	(11,938,642)	(113,363,337)
Net Decrease	(6,015,147)	$(57,693,730)
Institutional Shares
Shares issued	73,729,606	$698,117,520
Shares reinvested	3,990,146	37,698,573
Shares redeemed	(55,681,045)	(526,372,268)
Net Increase	22,038,707	$209,443,825
Retail Shares
Shares issued	1,079,465	$10,219,876
Shares reinvested	96,839	914,728
Shares redeemed	(1,715,522)	(16,207,162)
Net Decrease	(539,218)	$(5,072,558)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-months ended November 30, 2023, were as follows:

Purchases:
U.S. Government	$532,969,084
Other	104,267,054
Sales and Maturities:
U.S. Government	$547,664,733
Other	109,697,032

At November 30, 2023, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$3,512,159,862
Gross unrealized appreciation	4,526,937
Gross unrealized depreciation	(352,961,288)
Net depreciation on investments	$(348,434,351)

68	The CCM Community Impact Bond Fund

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-months ended November 30, 2023, the Fund paid $4,775,203 to the Advisor.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the six-months ended November 30, 2023, the Advisor was entitled to receive fees of $1,139,972 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-months ended November 30, 2023, the Fund incurred distribution expenses of $1,424,949 and $52,216 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2024. For the six-months ended November 30, 2023, the Fund incurred expenses under the Services Plan of $20,886.

(Unaudited)	69

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2024 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund's total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. There were no fees waived by the Advisor during the six-months ended November 30, 2023. As of November 30, 2023, there were no previously waived fees subject to recoupment by the Advisor.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2023	Fiscal Year Ended May 31, 2022
Distributions declared from:
Ordinary income	$73,800,835	$44,902,821
Total Distributions	$73,800,835	$44,902,821

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

70	The CCM Community Impact Bond Fund

As of May 31, 2023, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$3,993,630
Capital loss carryforwards	(120,347,763)
Post-October losses	(22,170,133)
Other temporary differences	(4,001,959)
Unrealized depreciation, net	(309,706,761)
Accumulated losses, net	$(452,232,986)

As of May 31, 2023, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$50,540,271	$69,807,492	$120,347,763

Post October losses represent losses realized on investment transactions from November 1, 2022 through May 31, 2023 that, in accordance with Federal income tax regulations, the Fund elected to defer $4,839,800 short-term and $17,330,333 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Asset-Back Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate Debt Securities Risk: Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

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Counterparty Risk: Counterparty risk is the risk that an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.

CRA-Qualifying Investments Strategy Risk: The Advisor believes that certain of the Fund’s investments will be deemed qualified investments under the Community Reinvestment Act of 1977, as amended (the “CRA”), and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. However, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Credit Risk: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will suffer from the inability to invest in higher yielding securities.

Fixed Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

72	The CCM Community Impact Bond Fund

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and the Fund’s share price. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Impact Investing Risk: The Fund intends to invest its assets in bonds that fall under the definition of one or more of its impact themes. The Advisor may select or exclude bonds of issuers in certain industries, sectors or regions for reasons other than the issuer's investment performance. Therefore, the Fund's impact investment strategy could cause it to perform differently compared to funds that do not have such a strategy. Successful application of the Fund’s impact investing strategy will depend on its portfolio managers’ ability to identify and analyze a bond’s use of proceeds, and there can be no assurance that that the strategy or techniques employed will be successful in achieving the expected impact. Further, investors may differ in their views of what constitutes an impactful investment. As a result, the Fund may invest in bonds that do not reflect the beliefs and values of any particular investor.

Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

Large Shareholder Transaction Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at

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times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (NAV) and liquidity. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. Similarly, large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Prepayment Risk: Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Regulatory Risk: Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. On October 24, 2023, the federal bank supervisory agencies issued a final rule amending the agencies’ CRA regulations. Most of the final rule’s requirements are applicable beginning January 1, 2026, and the remaining new requirements, including data reporting requirements, are applicable on January 1, 2027. The full impact of the final rule is uncertain, but CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes to CRA regulation might impact Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for CRA-qualified securities may result in reduced yields or returns to the Fund.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental,

74	The CCM Community Impact Bond Fund

social, and governance (ESG) investing practices. Among other things, the proposed requirements would mandate that funds meeting one of three pre-defined classifications (i.e.,integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosures related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rule is adopted. The regulatory landscape with respect to ESG investing in the United States and abroad is evolving and any future rules or regulations may require the Fund to change its ESG investment process.

U.S. Government Securities Risk: Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

Note 7 – NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (ASU 2021-01), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect any impact to the Fund’s net assets or results of operations.

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Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

76	The CCM Community Impact Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM November 30, 2023

The Trust has implemented a liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRM Program’s principal objectives include assessing, managing, and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that a fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund.

In accordance with the requirements of Rule 22e-4, the program administrator conducted an annual review of the LRM Program and, in August 2023, provided the Board of Trustees of the Trust (the “Board”) with a report addressing the operation of the LRM Program and assessing its adequacy and effectiveness of implementation for the period from June 1, 2022 through June 30, 2023 (the "Report"). As part of the Report, the program administrator reported to the Board as to the following, among other things:

●	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of its shareholders;

●	there were no material changes to the LRM Program during the year;

●	the Fund’s strategy continued to be effective for an open-end mutual fund;

●	the implementation of the LRM Program was effective to manage the Fund’s liquidity risk; and

●	the LRM Program operated adequately during the period.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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November 30, 2023

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at sec.gov.

Quarterly Filings

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at sec.gov.

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Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

261 North University Drive ■ Suite 520 ■ Fort Lauderdale, FL 33324

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR & 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR & 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR & 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR & 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR & 270.30a-2(a)), are filed herewith.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR & 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
President and Principal Executive Officer

Date: February 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan
President and Principal Executive Officer

Date: February 6, 2024

By (Signature and Title)*	/s/ James H. Malone
James H. Malone
Treasurer and Principal Financial Officer

Date: February 6, 2024

*	Print the name and title of each signing officer under his or her signature.